Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.9%)
	Freeport-McMoRan Inc.	73,497	2,872
	Newmont Corp.	40,451	2,745
	Air Products and Chemicals Inc.	11,146	2,744
	Dow Inc.	37,059	2,519
	Ecolab Inc.	12,599	2,065
	Nucor Corp.	13,613	1,803
	International Flavors & Fragrances Inc.	12,796	1,691
	Fastenal Co.	28,695	1,537
	Albemarle Corp.	5,836	1,520
	LyondellBasell Industries NV Class A	13,071	1,493
	Mosaic Co.	18,566	1,163
	CF Industries Holdings Inc.	10,685	1,055
	International Paper Co.	19,725	956
	Celanese Corp. Class A	5,558	870
	Steel Dynamics Inc.	9,428	805
	FMC Corp.	6,428	788
	Eastman Chemical Co.	6,858	755
	Avery Dennison Corp.	4,200	725
	Reliance Steel & Aluminum Co.	3,145	611
	Alcoa Corp.	9,311	575
*	Cleveland-Cliffs Inc.	22,677	526
	Olin Corp.	7,127	469
	Huntsman Corp.	10,347	375
	Royal Gold Inc.	3,284	371
	Chemours Co.	7,896	340
	US Steel Corp.	13,117	329
	Valvoline Inc.	9,020	302
	Ashland Global Holdings Inc.	2,622	281
*	Livent Corp.	8,203	261
	Southern Copper Corp.	4,184	258
*	RBC Bearings Inc.	1,366	255
*	Univar Solutions Inc.	8,242	253
	Element Solutions Inc.	11,557	246
	Hexcel Corp.	4,286	246
	Commercial Metals Co.	6,128	243
	UFP Industries Inc.	3,003	232
	Westlake Corp.	1,705	225
	Avient Corp.	4,494	221
	Cabot Corp.	2,844	215
	Scotts Miracle-Gro Co.	2,188	207
	Balchem Corp.	1,643	204
	Timken Co.	3,275	200

		Shares	Market Value ($000)
	Sensient Technologies Corp.	2,113	185
	Boise Cascade Co.	1,975	153
*	Arconic Corp.	5,455	153
*	MP Materials Corp.	3,830	151
	Mueller Industries Inc.	2,782	150
*	Ingevity Corp.	1,913	133
	Hecla Mining Co.	27,081	128
	Stepan Co.	1,129	127
	Innospec Inc.	1,182	121
	Minerals Technologies Inc.	1,731	115
*	GCP Applied Technologies Inc.	3,422	106
	Quaker Chemical Corp.	676	106
*	Constellium SE Class A	6,278	106
	Tronox Holdings plc Class A	5,836	105
	NewMarket Corp.	313	103
*	Sylvamo Corp.	1,747	89
	Trinseo plc	1,856	88
	GrafTech International Ltd.	9,794	85
	Materion Corp.	1,036	85
	Carpenter Technology Corp.	2,309	81
	Kaiser Aluminum Corp.	771	79
	Worthington Industries Inc.	1,698	79
	Compass Minerals International Inc.	1,747	78
*	US Silica Holdings Inc.	4,233	75
*	Novagold Resources Inc.	12,046	67
	AdvanSix Inc.	1,242	57
	Orion Engineered Carbons SA	2,941	57
*	Coeur Mining Inc.	14,079	55
*	Energy Fuels Inc.	7,896	51
	Schnitzer Steel Industries Inc. Class A	1,260	51
*	TimkenSteel Corp.	2,198	51
*	Uranium Energy Corp.	12,622	48
	Schweitzer-Mauduit International Inc.	1,462	40
	Neenah Inc.	852	32
	Hawkins Inc.	870	31
	American Vanguard Corp.	1,197	30
*	Clearwater Paper Corp.	861	30
*	Intrepid Potash Inc.	437	29
*	Koppers Holdings Inc.	1,034	28
*	Century Aluminum Co.	2,257	27
	Ecovyst Inc.	2,487	25
*	Amyris Inc.	9,264	24
	Ryerson Holding Corp.	762	23
	Haynes International Inc.	528	20
*,1	Meta Materials Inc.	10,304	20
	Glatfelter Corp.	2,239	19
	Olympic Steel Inc.	514	18
	Omega Flex Inc.	161	18
	Tredegar Corp.	1,211	15
*	Alto Ingredients Inc.	3,473	15
*	Northwest Pipe Co.	399	13
*	Rayonier Advanced Materials Inc.	3,249	12
*	Unifi Inc.	686	11
*	Ur-Energy Inc.	8,792	11
	FutureFuel Corp.	1,191	9
*	Marrone Bio Innovations Inc.	6,510	8
*	Gatos Silver Inc.	2,187	7
*	Zymergen Inc.	4,057	6

		Shares	Market Value ($000)
*	NN Inc.	1,893	5
*	Polymet Mining Corp.	1,458	4
*	Perpetua Resources Corp.	300	1
			39,200
Consumer Discretionary (14.0%)
*	Amazon.com Inc.	21,830	52,483
*	Tesla Inc.	41,845	31,729
	Home Depot Inc.	52,473	15,886
	Costco Wholesale Corp.	22,248	10,372
*	Walt Disney Co.	91,681	10,125
	McDonald's Corp.	37,435	9,441
	Walmart Inc.	71,274	9,168
	NIKE Inc. Class B	62,350	7,410
	Lowe's Cos. Inc.	33,818	6,605
*	Booking Holdings Inc.	2,066	4,635
	Starbucks Corp.	58,057	4,557
*	Netflix Inc.	21,310	4,207
	Target Corp.	24,111	3,903
	TJX Cos. Inc.	59,801	3,802
	Activision Blizzard Inc.	38,865	3,027
	Estee Lauder Cos. Inc. Class A	11,493	2,927
	Ford Motor Co.	196,956	2,694
*	General Motors Co.	69,130	2,674
	Dollar General Corp.	11,665	2,570
*	Marriott International Inc. Class A	13,569	2,328
*	O'Reilly Automotive Inc.	3,337	2,126
*	AutoZone Inc.	1,023	2,107
*	Warner Bros Discovery Inc.	112,409	2,074
*	Chipotle Mexican Grill Inc. Class A	1,412	1,980
	Electronic Arts Inc.	14,156	1,963
*	Hilton Worldwide Holdings Inc.	13,639	1,921
*	Uber Technologies Inc.	82,127	1,905
*	Dollar Tree Inc.	11,116	1,782
	Yum! Brands Inc.	14,514	1,763
*	Lululemon Athletica Inc.	5,740	1,680
	eBay Inc.	31,440	1,530
	Ross Stores Inc.	17,589	1,495
*	Aptiv plc	13,587	1,444
*	Southwest Airlines Co.	29,691	1,362
*	Delta Air Lines Inc.	32,008	1,334
	DR Horton Inc.	16,451	1,236
*	Copart Inc.	10,521	1,205
*	Trade Desk Inc. Class A	21,848	1,137
*	Ulta Beauty Inc.	2,635	1,115
	Tractor Supply Co.	5,663	1,061
	Best Buy Co. Inc.	12,133	996
*	Take-Two Interactive Software Inc.	7,991	995
	Yum China Holdings Inc.	21,579	981
*	Expedia Group Inc.	7,380	954
	Genuine Parts Co.	6,979	954
	Lennar Corp. Class A	11,878	953
	VF Corp.	16,528	834
	Paramount Global Inc. Class B	24,033	825
*	CarMax Inc.	8,252	819
	Darden Restaurants Inc.	6,439	805
	Garmin Ltd.	7,595	802
*	Spotify Technology SA	7,074	798
	Omnicom Group Inc.	10,648	794

		Shares	Market Value ($000)
	Pool Corp.	1,978	788
*	United Airlines Holdings Inc.	16,435	783
	LKQ Corp.	13,695	704
	Domino's Pizza Inc.	1,863	677
*	NVR Inc.	152	677
	MGM Resorts International	19,327	676
*	Live Nation Entertainment Inc.	6,933	659
*	Liberty Media Corp.-Liberty Formula One Class C	10,421	649
	Interpublic Group of Cos. Inc.	20,111	648
*	Royal Caribbean Cruises Ltd.	11,021	640
*	American Airlines Group Inc.	33,214	594
	Hasbro Inc.	6,595	592
*	Las Vegas Sands Corp.	16,640	590
	Advance Auto Parts Inc.	3,088	586
	Fox Corp. Class A	16,390	582
	PulteGroup Inc.	12,685	574
*	Burlington Stores Inc.	3,381	569
	Service Corp. International	8,079	566
	Whirlpool Corp.	2,941	542
*	Etsy Inc.	6,580	534
*	Caesars Entertainment Inc.	10,582	531
	Vail Resorts Inc.	2,050	517
*	Carnival Corp.	36,206	503
	Bath & Body Works Inc.	12,011	493
	BorgWarner Inc. (XNYS)	12,197	492
	Tapestry Inc.	13,794	476
	Williams-Sonoma Inc.	3,669	469
	Nielsen Holdings plc	18,330	469
*	Mattel Inc.	17,794	447
	Lithia Motors Inc. Class A	1,459	444
	Lear Corp.	3,061	431
*,1	GameStop Corp. Class A	3,271	408
	Newell Brands Inc.	18,942	406
	Aramark	11,687	403
*	BJ's Wholesale Club Holdings Inc.	6,959	403
	Rollins Inc.	11,301	401
*	Avis Budget Group Inc.	2,066	393
*	Floor & Decor Holdings Inc. Class A	5,089	384
*	AMC Entertainment Holdings Inc. Class A	26,570	381
	Churchill Downs Inc.	1,872	379
*	Deckers Outdoor Corp.	1,390	373
	Gentex Corp.	11,855	368
*	Wynn Resorts Ltd.	5,544	366
	Wyndham Hotels & Resorts Inc.	4,559	365
	Macy's Inc.	15,342	363
*	Liberty Media Corp.- Liberty SiriusXM Class C	8,787	361
*	Five Below Inc.	2,745	358
*	Capri Holdings Ltd.	7,292	355
	Nexstar Media Group Inc. Class A	2,008	352
	News Corp. Class A	19,669	342
	Polaris Inc.	3,014	321
	Marriott Vacations Worldwide Corp.	2,159	319
*	Alaska Air Group Inc.	6,206	300
*	SiteOne Landscape Supply Inc.	2,229	299
	New York Times Co. Class A	8,599	297
	Murphy USA Inc.	1,189	296
	Texas Roadhouse Inc. Class A	3,763	293
*	Planet Fitness Inc. Class A	4,124	290

		Shares	Market Value ($000)
*	Penn National Gaming Inc.	8,982	287
	H&R Block Inc.	8,129	286
*	Bright Horizons Family Solutions Inc.	3,111	282
[1]	Sirius XM Holdings Inc.	43,880	281
	Kohl's Corp.	6,930	279
	Toll Brothers Inc.	5,503	278
*	IAA Inc.	6,975	272
*	Lyft Inc. Class A	15,336	271
*	RH	930	270
*	Skechers USA Inc. Class A	6,789	268
	Harley-Davidson Inc.	7,595	267
*	Scientific Games Corp. Class A	4,984	263
	Leggett & Platt Inc.	6,632	260
	PVH Corp.	3,672	260
*	Terminix Global Holdings Inc.	5,998	260
	Dick's Sporting Goods Inc.	3,106	252
	TEGNA Inc.	11,233	246
	Tempur Sealy International Inc.	9,217	243
	Boyd Gaming Corp.	4,112	242
*	AutoNation Inc.	2,019	241
	Ralph Lauren Corp. Class A	2,362	239
*	Rivian Automotive Inc. Class A	7,416	233
	Travel + Leisure Co.	4,369	223
	Choice Hotels International Inc.	1,727	221
*	YETI Holdings Inc.	4,801	220
	AMERCO	446	219
*	Hyatt Hotels Corp. Class A	2,478	219
*	Helen of Troy Ltd.	1,184	219
	Fox Corp. Class B	6,597	216
	Paramount Global Class A	5,812	214
*	Asbury Automotive Group Inc.	1,130	205
	Thor Industries Inc.	2,647	201
*	Hilton Grand Vacations Inc.	4,280	196
*	Wayfair Inc. Class A	3,046	181
*	Goodyear Tire & Rubber Co.	13,925	180
*	Taylor Morrison Home Corp. Class A	6,126	177
*	Grand Canyon Education Inc.	1,951	174
*	Crocs Inc.	3,084	172
*	Fox Factory Holding Corp.	2,097	172
	Penske Automotive Group Inc.	1,486	171
	Wendy's Co.	9,120	170
*	Adient plc	4,816	170
*	JetBlue Airways Corp.	15,631	168
*	DraftKings Inc.	12,339	167
*	Liberty Media Corp.- Liberty SiriusXM Class A	3,987	165
	Foot Locker Inc.	4,930	163
*	Madison Square Garden Sports Corp.	986	162
*	Meritage Homes Corp.	1,904	162
*	Ollie's Bargain Outlet Holdings Inc.	3,389	159
	Carter's Inc.	2,046	158
*	QuantumScape Corp. Class A	12,378	158
	Signet Jewelers Ltd.	2,642	157
*	Leslie's Inc.	8,102	157
	Columbia Sportswear Co.	2,004	156
*	Victoria's Secret & Co.	3,797	156
*	Norwegian Cruise Line Holdings Ltd.	9,665	155
	LCI Industries	1,272	152
*	Visteon Corp.	1,357	152

		Shares	Market Value ($000)
	Group 1 Automotive Inc.	840	151
*	Nordstrom Inc.	5,703	151
	Steven Madden Ltd.	3,977	148
	Papa John's International Inc.	1,677	148
*	Chegg Inc.	7,472	145
*	Sonos Inc.	6,546	145
*	Skyline Champion Corp.	2,696	143
	KB Home	4,087	141
	World Wrestling Entertainment Inc. Class A	2,110	141
*	Carvana Co. Class A	4,680	138
	Lennar Corp. Class B	2,054	138
*	SeaWorld Entertainment Inc.	2,555	138
*	Dorman Products Inc.	1,350	136
*	Academy Sports & Outdoors Inc.	3,920	131
	Cracker Barrel Old Country Store Inc.	1,270	130
*	Callaway Golf Co.	5,872	127
	Rush Enterprises Inc. Class A	2,469	126
	Gap Inc.	11,356	125
	Graham Holdings Co. Class B	204	125
	News Corp. Class B	7,106	125
*	TripAdvisor Inc.	5,036	125
*	Tri Pointe Homes Inc.	5,814	123
*	Coty Inc. Class A	17,193	122
*	Sabre Corp.	16,129	121
	Wingstop Inc.	1,508	120
*	Boot Barn Holdings Inc.	1,460	118
	Dana Inc.	7,126	118
*	Gentherm Inc.	1,706	118
*	National Vision Holdings Inc.	4,198	118
*	Six Flags Entertainment Corp.	3,979	117
*	Allegiant Travel Co.	766	114
	MillerKnoll Inc.	3,692	112
	John Wiley & Sons Inc. Class A	2,123	112
*	Under Armour Inc. Class A	10,480	111
*	LGI Homes Inc.	1,127	110
*	Vista Outdoor Inc.	2,847	110
	International Game Technology plc	5,154	110
	Kontoor Brands Inc.	2,718	109
*	Spirit Airlines Inc.	5,150	108
*	frontdoor Inc.	4,313	107
*	Copa Holdings SA Class A	1,517	107
	MDC Holdings Inc.	2,753	105
*	Cavco Industries Inc.	463	103
	American Eagle Outfitters Inc.	8,438	102
*	KAR Auction Services Inc.	6,321	101
	Red Rock Resorts Inc. Class A	2,604	101
*	Under Armour Inc. Class C	10,066	98
*	Central Garden & Pet Co. Class A	2,299	97
*	Cinemark Holdings Inc.	5,737	97
	PriceSmart Inc.	1,194	94
*	Shake Shack Inc. Class A	1,914	93
	Wolverine World Wide Inc.	4,357	93
	Bloomin' Brands Inc.	4,330	91
	Rent-A-Center Inc.	3,315	91
	HNI Corp.	2,351	90
	Gray Television Inc.	4,486	88
*	PROG Holdings Inc.	3,014	88
*	ODP Corp.	2,278	87

		Shares	Market Value ($000)
*,1	Fisker Inc.	8,356	87
*	Sally Beauty Holdings Inc.	5,618	85
*	Driven Brands Holdings Inc.	2,927	85
*	Dave & Buster's Entertainment Inc.	2,212	84
	Monro Inc.	1,773	84
*	Adtalem Global Education Inc.	2,553	83
*	Knowles Corp.	4,271	82
	Winnebago Industries Inc.	1,662	82
*	Madison Square Garden Entertainment Corp.	1,210	82
	Century Communities Inc.	1,483	81
	Strategic Education Inc.	1,237	81
*	Stride Inc.	2,073	81
	Dillard's Inc. Class A	263	79
	Qurate Retail Inc. Series A	21,957	79
*	Playtika Holding Corp.	5,256	78
*	Overstock.com Inc.	2,497	77
	Cheesecake Factory Inc.	2,284	75
	Jack in the Box Inc.	1,082	74
*	Urban Outfitters Inc.	3,516	74
*	Everi Holdings Inc.	4,092	73
	Oxford Industries Inc.	801	73
	Hanesbrands Inc.	6,037	72
	Inter Parfums Inc.	937	69
*	Brinker International Inc.	2,243	68
*	iHeartMedia Inc. Class A	5,775	68
*	Peloton Interactive Inc. Class A	4,852	68
*	SkyWest Inc.	2,499	67
*	AMC Networks Inc. Class A	1,697	67
*	iRobot Corp.	1,355	65
*	M/I Homes Inc.	1,393	65
	Acushnet Holdings Corp.	1,581	64
*	elf Beauty Inc.	2,407	64
	Sinclair Broadcast Group Inc. Class A	2,656	64
	Krispy Kreme Inc.	4,278	63
*	Coursera Inc.	3,666	62
*	Abercrombie & Fitch Co. Class A	2,928	60
	Laureate Education Inc. Class A	4,621	59
*	Malibu Boats Inc. Class A	1,010	59
	Dine Brands Global Inc.	791	58
*	Liberty Media Corp.- Liberty Braves Class C	2,368	58
*	Sleep Number Corp.	1,271	58
	Sturm Ruger & Co. Inc.	835	57
[1]	Camping World Holdings Inc. Class A	2,073	56
*	Lions Gate Entertainment Corp. Class B	5,956	56
*	G-III Apparel Group Ltd.	2,140	54
*	Revolve Group Inc.	1,852	54
	Franchise Group Inc.	1,372	54
	La-Z-Boy Inc.	2,075	53
	Steelcase Inc. Class A	4,236	52
*	Tenneco Inc. Class A	3,025	52
*	Cardlytics Inc.	1,951	51
	Caleres Inc.	1,733	49
*	Bed Bath & Beyond Inc.	5,573	48
	Buckle Inc.	1,446	48
	Sonic Automotive Inc. Class A	1,048	48
*	Stitch Fix Inc. Class A	5,616	48
*	Mister Car Wash Inc.	3,873	47
	Scholastic Corp.	1,225	46

		Shares	Market Value ($000)
*	American Axle & Manufacturing Holdings Inc.	5,547	45
*	Hawaiian Holdings Inc.	2,519	45
*	XPEL Inc.	869	45
	Smith & Wesson Brands Inc.	2,938	45
	Designer Brands Inc. Class A	2,860	44
*	EW Scripps Co. Class A	2,783	44
*	MarineMax Inc.	1,044	43
*	Monarch Casino & Resort Inc.	631	43
*	Imax Corp.	2,497	43
*	GoPro Inc. Class A	6,063	42
	Guess? Inc.	2,025	42
	Standard Motor Products Inc.	1,056	42
*	2U Inc.	4,519	42
*	Clean Energy Fuels Corp.	7,399	41
*	Genesco Inc.	720	41
	Interface Inc. Class A	2,828	41
*	Bally's Corp.	1,585	41
*	Petco Health & Wellness Co. Inc. Class A	2,599	41
	Matthews International Corp. Class A	1,231	40
	Big Lots Inc.	1,606	39
*	Golden Entertainment Inc.	797	38
	Hibbett Inc.	747	38
*	Figs Inc. Class A	4,315	38
*	Green Brick Partners Inc.	1,501	37
*	Perdoceo Education Corp.	3,299	36
*	Zumiez Inc.	1,058	35
	Arko Corp.	3,855	35
*	Cars.com Inc.	3,323	34
	Winmark Corp.	171	34
*	Children's Place Inc.	694	33
*	Liberty Media Corp.- Liberty Formula One Class A	582	33
	A-Mark Precious Metals Inc.	425	32
*	America's Car-Mart Inc.	288	31
	Carriage Services Inc. Class A	779	31
	Ruth's Hospitality Group Inc.	1,667	31
*	Sun Country Airlines Holdings Inc.	1,331	31
*	Viad Corp.	1,003	30
*	Accel Entertainment Inc. Class A	2,731	30
*	BJ's Restaurants Inc.	1,093	29
*	Denny's Corp.	2,833	29
*	Lions Gate Entertainment Corp. Class A	2,861	29
*	QuinStreet Inc.	2,631	29
	Aaron's Co. Inc.	1,460	29
*	Life Time Group Holdings Inc.	1,948	29
*	Arlo Technologies Inc.	3,945	28
*	Chico's FAS Inc.	5,586	28
*	Clear Channel Outdoor Holdings Inc.	17,596	28
	Movado Group Inc.	811	28
*,1	Blink Charging Co.	1,771	28
*	PowerSchool Holdings Inc. Class A	2,180	28
*	WW International Inc.	3,801	27
*	Gannett Co. Inc.	6,812	27
	Clarus Corp.	1,180	26
*	Funko Inc. Class A	1,283	26
	RCI Hospitality Holdings Inc.	425	25
*	Stoneridge Inc.	1,195	25
	Ethan Allen Interiors Inc.	1,010	24
	Shoe Carnival Inc.	889	24

		Shares	Market Value ($000)
*	OneSpaWorld Holdings Ltd.	2,564	24
*	TravelCenters of America Inc.	605	24
*	Latham Group Inc.	2,536	24
*	Stagwell Inc.	3,024	24
*	Boston Omaha Corp. Class A	1,062	23
	Haverty Furniture Cos. Inc.	810	23
*	Beazer Homes USA Inc.	1,367	22
*	Chuy's Holdings Inc.	978	22
	Global Industrial Co.	653	22
*	Portillo's Inc. Class A	1,180	22
*	Lindblad Expeditions Holdings Inc.	1,482	21
*	Lovesac Co.	595	21
	Kimball International Inc. Class B	2,387	20
*	Selectquote Inc.	6,909	20
*	Bluegreen Vacations Holding Class A	712	20
*	Integral Ad Science Holding Corp.	1,600	20
*	Marcus Corp.	1,198	19
*	Master Craft Boat Holdings Inc.	831	19
*	Quotient Technology Inc.	4,462	19
*,1	Vuzix Corp.	2,848	19
*	Sportsman's Warehouse Holdings Inc.	2,021	19
*	Corsair Gaming Inc.	1,198	19
*,1	Canoo Inc.	5,624	19
	European Wax Center Inc. Class A	698	19
*	Central Garden & Pet Co.	387	18
*	Fossil Group Inc.	2,433	18
*	AMMO Inc.	4,002	18
*	Frontier Group Holdings Inc.	1,691	18
*	Daily Journal Corp.	61	17
	Johnson Outdoors Inc. Class A	257	17
	OneWater Marine Inc. Class A	498	17
*	CarParts.com Inc.	2,298	17
	Entravision Communications Corp. Class A	2,974	16
*	Liquidity Services Inc.	1,174	16
*	Universal Electronics Inc.	607	16
*	Lordstown Motors Corp. Class A	7,859	16
*	LL Flooring Holdings Inc.	1,283	15
*	Tupperware Brands Corp.	2,236	15
*	Rush Street Interactive Inc.	2,542	15
	Cato Corp. Class A	1,059	14
*	Purple Innovation Inc. Class A	2,705	14
*	American Public Education Inc.	912	13
[1]	Big 5 Sporting Goods Corp.	1,010	13
*	Citi Trends Inc.	438	13
*	Hovnanian Enterprises Inc. Class A	249	13
*	Noodles & Co. Class A	1,968	13
*	1-800-Flowers.com Inc. Class A	1,294	13
*	RealReal Inc.	3,816	13
*	XL Fleet Corp.	10,374	13
*	Century Casinos Inc.	1,377	12
*	Conn's Inc.	928	12
*	Container Store Group Inc.	1,541	12
*	Motorcar Parts of America Inc.	818	12
*	Turtle Beach Corp.	677	12
*	Sweetgreen Inc. Class A	671	12
*	Nautilus Inc.	5,255	11
	Rocky Brands Inc.	282	11
*	Full House Resorts Inc.	1,583	11

		Shares	Market Value ($000)
*	El Pollo Loco Holdings Inc.	948	10
*	Eastman Kodak Co.	2,174	10
*,1	Genius Brands International Inc.	13,707	10
*	Vera Bradley Inc.	1,433	10
*	Alta Equipment Group Inc.	969	10
*	Xponential Fitness Inc. Class A	519	10
*	Instructure Holdings Inc.	559	10
*	Udemy Inc.	679	10
*	Duluth Holdings Inc. Class B	760	9
	Hooker Furnishings Corp.	498	9
	Superior Group of Cos. Inc.	500	9
	Tilly's Inc. Class A	1,108	9
*	Thryv Holdings Inc.	327	9
*	ONE Group Hospitality Inc.	983	9
*	Audacy Inc. Class A	5,246	9
*	Outbrain Inc.	1,473	9
*	First Watch Restaurant Group Inc.	541	9
*	Lands' End Inc.	694	8
*	Party City Holdco Inc.	5,358	8
*	PlayAGS Inc.	1,339	8
	Bassett Furniture Industries Inc.	470	8
*	American Outdoor Brands Inc.	661	8
*	Snap One Holdings Corp.	646	8
*	Drive Shack Inc.	4,173	7
	Escalade Inc.	523	7
*	Fiesta Restaurant Group Inc.	999	7
	Flexsteel Industries Inc.	337	7
*	Red Robin Gourmet Burgers Inc.	752	7
*	VOXX International Corp. Class A	792	7
	Nathan's Famous Inc.	141	7
*	Kura Sushi USA Inc. Class A	174	7
	NL Industries Inc.	759	7
*	Neogames SA	542	7
*	Stonemor Inc.	2,084	7
	Lifetime Brands Inc.	528	6
*	Lazydays Holdings Inc.	370	6
*	F45 Training Holdings Inc.	953	6
	Weber Inc. Class A	797	6
*	Barnes & Noble Education Inc.	1,856	5
*	Biglari Holdings Inc. Class B	37	5
*	Cooper-Standard Holdings Inc.	910	5
*	Mesa Air Group Inc.	1,765	5
*,1	Arcimoto Inc.	1,329	5
	JOANN Inc.	585	5
*	Romeo Power Inc.	5,878	5
*	Landsea Homes Corp.	645	5
*	Traeger Inc.	1,061	5
*	Kirkland's Inc.	678	4
*	Liberty TripAdvisor Holdings Inc. Class A	3,372	4
	National CineMedia Inc.	2,831	4
*	Legacy Housing Corp.	255	4
	Marine Products Corp.	357	4
*	Emerald Holding Inc.	1,078	4
*,1	Aterian Inc.	1,261	4
*	Torrid Holdings Inc.	617	4
*	Rent the Runway Inc. Class A	834	4
	Hamilton Beach Brands Holding Co. Class A	282	3
*	Shift Technologies Inc.	3,014	3

		Shares	Market Value ($000)
*	Solo Brands Inc. Class A	552	3
*	Fluent Inc.	1,630	2
*	Revlon Inc. Class A	358	2
*	Chicken Soup For The Soul Entertainment Inc.	337	2
*	CuriosityStream Inc.	1,264	2
*	CarLotz Inc.	3,473	2
*	Hall of Fame Resort & Entertainment Co.	2,783	2
*	aka Brands Holding Corp.	601	2
*	Eros STX Global Corp.	855	2
	EBET Inc.	512	2
*	HyreCar Inc.	884	1
			288,020
Consumer Staples (5.5%)
	Procter & Gamble Co.	120,935	17,884
	Coca-Cola Co.	195,160	12,369
	PepsiCo Inc.	69,391	11,640
	Philip Morris International Inc.	78,249	8,314
	CVS Health Corp.	66,096	6,395
	Altria Group Inc.	91,272	4,937
	Mondelez International Inc. Class A	69,441	4,414
	Colgate-Palmolive Co.	42,198	3,326
	Archer-Daniels-Midland Co.	27,934	2,537
	McKesson Corp.	7,506	2,467
	Corteva Inc.	36,490	2,285
	Kimberly-Clark Corp.	16,983	2,259
	Sysco Corp.	25,665	2,160
	General Mills Inc.	30,339	2,119
	Kroger Co.	37,056	1,963
	Constellation Brands Inc. Class A	7,790	1,912
*	Monster Beverage Corp.	18,632	1,660
	Hershey Co.	7,323	1,550
	Walgreens Boots Alliance Inc.	32,605	1,429
	Tyson Foods Inc. Class A	14,358	1,287
	Keurig Dr Pepper Inc.	34,846	1,211
	Kraft Heinz Co.	31,499	1,192
	McCormick & Co. Inc.	12,548	1,163
	AmerisourceBergen Corp. Class A	7,410	1,147
	Church & Dwight Co. Inc.	12,171	1,096
	Clorox Co.	6,467	940
	Kellogg Co.	12,851	896
	Bunge Ltd.	6,918	819
	Conagra Brands Inc.	24,461	805
	Hormel Foods Corp.	14,281	695
	J M Smucker Co.	5,364	673
*	Darling Ingredients Inc.	8,191	656
	Brown-Forman Corp. Class B	9,178	607
	Molson Coors Beverage Co. Class B	9,194	513
	Lamb Weston Holdings Inc.	7,435	502
	Campbell Soup Co.	10,264	492
	Casey's General Stores Inc.	1,895	397
*	US Foods Holding Corp	11,117	368
*	Performance Food Group Co.	7,644	331
	Ingredion Inc.	3,368	319
	Flowers Foods Inc.	9,453	261
	Albertsons Cos. Inc. Class A	8,285	253
*	Post Holdings Inc.	2,970	244
	Sanderson Farms Inc.	983	196
*	Boston Beer Co. Inc. Class A	544	193

		Shares	Market Value ($000)
*	Celsius Holdings Inc.	2,722	183
*	Sprouts Farmers Market Inc.	6,412	174
*	Freshpet Inc.	2,382	171
*	Grocery Outlet Holding Corp.	4,468	171
	Spectrum Brands Holdings Inc.	1,923	169
*	Simply Good Foods Co.	4,163	166
*	BellRing Brands Inc.	5,789	151
	Brown-Forman Corp. Class A	2,356	149
*	Hostess Brands Inc. Class A	6,706	143
	Coca-Cola Consolidated Inc.	246	139
*	Hain Celestial Group Inc.	4,615	122
*	United Natural Foods Inc.	2,866	122
	WD-40 Co.	635	120
	Nu Skin Enterprises Inc. Class A	2,525	118
	Lancaster Colony Corp.	963	117
*	TreeHouse Foods Inc.	2,737	113
*	Herbalife Nutrition Ltd.	4,989	109
	Energizer Holdings Inc.	3,584	108
	Primo Water Corp.	7,562	108
	Cal-Maine Foods Inc.	2,155	103
	Edgewell Personal Care Co.	2,795	102
	Medifast Inc.	607	101
	Vector Group Ltd.	7,702	95
*,1	Beyond Meat Inc.	3,539	94
	J & J Snack Foods Corp.	723	93
*	Pilgrim's Pride Corp.	2,357	79
	Reynolds Consumer Products Inc.	2,917	79
	B&G Foods Inc.	3,374	76
	Universal Corp.	1,152	73
*	Olaplex Holdings Inc.	4,456	72
	MGP Ingredients Inc.	689	67
*	Beauty Health Co.	4,514	64
	National Beverage Corp.	1,212	60
	Ingles Markets Inc. Class A	651	58
	Andersons Inc.	1,525	57
*	Chefs' Warehouse Inc.	1,523	54
	SpartanNash Co.	1,552	53
	Weis Markets Inc.	727	53
	Seaboard Corp.	12	50
	Fresh Del Monte Produce Inc.	1,637	42
*	Veru Inc.	3,154	41
	Utz Brands Inc.	2,930	41
*	USANA Health Sciences Inc.	533	38
	John B Sanfilippo & Son Inc.	479	37
	ACCO Brands Corp.	4,752	36
*	Duckhorn Portfolio Inc.	1,786	35
	Calavo Growers Inc.	792	27
	Tootsie Roll Industries Inc.	786	26
*	Rite Aid Corp.	4,506	25
*	Mission Produce Inc.	1,806	24
	PetMed Express Inc.	1,026	23
	Turning Point Brands Inc.	680	20
*	Sovos Brands Inc.	1,273	18
*	Tattooed Chef Inc.	2,273	16
*	Seneca Foods Corp. Class A	267	15
*	GrowGeneration Corp.	2,934	15
*	Honest Co. Inc.	4,232	15
*	Hydrofarm Holdings Group Inc.	2,051	14

		Shares	Market Value ($000)
*	22nd Century Group Inc.	7,305	13
*	Vital Farms Inc.	1,284	13
*	PLBY Group Inc.	1,450	13
*	Whole Earth Brands Inc.	1,819	12
*	Landec Corp.	1,164	11
*,1	AppHarvest Inc.	3,250	10
*	HF Foods Group Inc.	1,690	9
	Natural Grocers by Vitamin Cottage Inc.	516	9
*	Vita Coco Co. Inc.	758	9
	Limoneira Co.	630	8
	Village Super Market Inc. Class A	353	8
*	Nature's Sunshine Products Inc.	687	8
	Oil-Dri Corp. of America	226	5
*	AquaBounty Technologies Inc.	2,649	4
*,1	NewAge Inc.	6,726	2
*	MedAvail Holdings Inc.	591	1
*	Zevia PBC Class A	541	1
			113,656
Energy (5.0%)
	Exxon Mobil Corp.	213,124	20,460
	Chevron Corp.	97,269	16,989
	ConocoPhillips	66,193	7,437
	EOG Resources Inc.	29,334	4,018
	Marathon Petroleum Corp.	30,791	3,134
	Schlumberger NV	66,213	3,043
	Pioneer Natural Resources Co.	10,840	3,013
	Occidental Petroleum Corp.	42,529	2,948
	Valero Energy Corp.	20,540	2,662
	Devon Energy Corp.	33,618	2,518
	Phillips 66	23,595	2,379
	Williams Cos. Inc.	60,914	2,257
	Kinder Morgan Inc.	98,322	1,936
	Halliburton Co.	46,657	1,890
	Hess Corp.	13,875	1,708
	Cheniere Energy Inc.	11,740	1,606
	ONEOK Inc.	22,192	1,461
	Diamondback Energy Inc.	9,044	1,375
	Coterra Energy Inc.	39,774	1,365
	Marathon Oil Corp.	38,763	1,218
*	Enphase Energy Inc.	6,538	1,217
	Baker Hughes Co. Class A	32,201	1,159
	APA Corp.	18,165	854
	Targa Resources Corp.	11,223	808
	Ovintiv Inc. (XNYS)	13,120	735
	EQT Corp.	15,253	728
*	Antero Resources Corp.	14,302	613
	Chesapeake Energy Corp.	5,247	511
*	Plug Power Inc.	26,265	485
	Texas Pacific Land Corp.	300	470
*	Southwestern Energy Co.	50,879	464
*	Range Resources Corp.	12,024	408
	PDC Energy Inc.	4,783	379
*	First Solar Inc.	5,281	373
	HF Sinclair Corp.	7,571	372
	Matador Resources Co.	5,598	341
	Murphy Oil Corp.	7,422	315
	SM Energy Co.	6,076	293
*	DTE Midstream LLC	4,902	285

		Shares	Market Value ($000)
	ChampionX Corp.	12,132	282
	Helmerich & Payne Inc.	5,487	276
	Continental Resources Inc.	3,383	230
	NOV Inc.	11,279	226
*	CNX Resources Corp.	10,165	221
	Magnolia Oil & Gas Corp. Class A	7,076	195
	Patterson-UTI Energy Inc.	9,886	189
	Antero Midstream Corp.	17,331	188
*	Denbury Inc.	2,569	188
	California Resources Corp.	4,082	178
*	Kosmos Energy Ltd.	22,014	170
	Whiting Petroleum Corp.	1,910	169
	Civitas Resources Inc.	2,215	169
	Equitrans Midstream Corp.	21,189	167
	Cactus Inc. Class A	3,155	165
	Oasis Petroleum Inc.	1,038	165
*,1	ChargePoint Holdings Inc.	12,622	161
*	PBF Energy Inc. Class A	4,829	160
*	Callon Petroleum Co.	2,555	149
*	Renewable Energy Group Inc.	2,271	139
	Arcosa Inc.	2,601	138
*	Golar LNG Ltd.	5,231	132
[1]	Arch Resources Inc.	716	109
*	Delek US Holdings Inc.	3,471	101
*	Peabody Energy Corp.	4,292	101
	Northern Oil and Gas Inc.	2,992	98
*	Liberty Energy Inc. Class A	5,955	97
*	NexTier Oilfield Solutions Inc.	8,688	95
*	Ameresco Inc. Class A	1,552	91
*	Oceaneering International Inc.	7,128	91
*	Comstock Resources Inc.	4,682	90
*	CONSOL Energy Inc.	1,745	90
	Archrock Inc.	8,858	89
*	Tellurian Inc.	17,838	85
*	Centennial Resource Development Inc. Class A	10,509	83
*	ProPetro Holding Corp.	6,314	82
	World Fuel Services Corp.	3,294	82
*	Dril-Quip Inc.	2,564	81
	Warrior Met Coal Inc.	2,421	81
*	Nabors Industries Ltd. (XNYS)	482	80
*	Green Plains Inc.	2,425	79
*	Shoals Technologies Group Inc. Class A	5,008	78
*	FuelCell Energy Inc.	18,573	76
*	SunPower Corp.	4,084	72
	Brigham Minerals Inc. Class A	2,270	69
*	Array Technologies Inc.	6,126	68
	New Fortress Energy Inc. Class A	1,294	60
*	NOW Inc.	5,354	59
*	Stem Inc.	6,638	57
*	Helix Energy Solutions Group Inc.	11,872	55
*	Gevo Inc.	12,534	53
*	Tidewater Inc.	2,062	52
*	Laredo Petroleum Inc.	609	51
*	Ranger Oil Corp. Class A	1,065	46
	CVR Energy Inc.	1,300	45
*	RPC Inc.	4,765	45
*	MRC Global Inc.	3,916	44
*	Expro Group Holdings NV	3,115	43

		Shares	Market Value ($000)
*	TETRA Technologies Inc.	8,289	42
*	Oil States International Inc.	5,279	41
*	Bristow Group Inc.	1,276	41
*	DMC Global Inc.	1,404	39
*	Talos Energy Inc.	1,786	39
	Berry Corp.	3,440	38
*	Par Pacific Holdings Inc.	2,240	37
	SunCoke Energy Inc.	4,022	33
	Solaris Oilfield Infrastructure Inc. Class A	2,335	31
*	National Energy Services Reunited Corp.	4,116	31
*	Select Energy Services Inc. Class A	3,511	30
*	Newpark Resources Inc.	6,708	29
*	W&T Offshore Inc.	4,218	28
*	Earthstone Energy Inc. Class A	1,450	26
	Crescent Energy Inc. Class A	1,425	26
*	REX American Resources Corp.	277	24
	Riley Exploration Permian Inc.	863	24
*	TPI Composites Inc.	1,678	23
*	Fluence Energy Inc.	1,820	18
	Kinetik Holdings Inc.	163	14
	Falcon Minerals Corp.	1,756	13
*	Aemetis Inc.	1,528	12
*	Centrus Energy Corp. Class A	460	12
*	Advent Technologies Holdings Inc.	6,535	9
*	American Superconductor Corp.	1,401	7
*	Matrix Service Co.	1,127	7
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	126	7
*	Beam Global	444	6
	Profrac Holding Corp. Class A	266	5
*	FTC Solar Inc.	963	4
[1]	HighPeak Energy Inc.	104	3
			101,661
Financials (11.6%)
*	Berkshire Hathaway Inc. Class B	92,194	29,131
	JPMorgan Chase & Co.	147,788	19,542
	Bank of America Corp.	358,091	13,321
	Wells Fargo & Co.	195,810	8,962
	S&P Global Inc.	17,517	6,122
	Morgan Stanley	66,782	5,753
	Goldman Sachs Group Inc.	16,572	5,417
	Citigroup Inc.	100,366	5,361
	Charles Schwab Corp.	75,818	5,315
	BlackRock Inc.	7,279	4,870
	Chubb Ltd.	21,436	4,529
	Blackstone Inc.	35,322	4,161
	Marsh & McLennan Cos. Inc.	25,402	4,063
	PNC Financial Services Group Inc.	21,333	3,742
	CME Group Inc.	18,064	3,592
	US Bancorp	67,456	3,580
	Progressive Corp.	29,352	3,504
	Truist Financial Corp.	66,934	3,329
	Aon plc Class A (XNYS)	10,954	3,020
	Intercontinental Exchange Inc.	28,047	2,872
	Moody's Corp.	8,202	2,473
	American International Group Inc.	41,667	2,445
	MetLife Inc.	35,097	2,365
	Travelers Cos. Inc.	12,088	2,164
	Prudential Financial Inc.	19,066	2,026

		Shares	Market Value ($000)
	Aflac Inc.	32,170	1,949
	Allstate Corp.	14,130	1,931
	MSCI Inc. Class A	4,006	1,772
	Bank of New York Mellon Corp.	37,649	1,755
	Arthur J Gallagher & Co.	10,274	1,664
	Discover Financial Services	14,385	1,633
	M&T Bank Corp.	8,891	1,600
	KKR & Co. Inc.	28,152	1,543
	Ameriprise Financial Inc.	5,581	1,542
	T Rowe Price Group Inc.	11,695	1,486
*	SVB Financial Group	2,862	1,398
	First Republic Bank	8,960	1,389
	Fifth Third Bancorp	33,902	1,337
	State Street Corp.	18,403	1,334
	Willis Towers Watson plc	6,283	1,326
	Hartford Financial Services Group Inc.	16,735	1,213
	Northern Trust Corp.	10,326	1,154
	Apollo Global Management Inc.	18,531	1,068
	Regions Financial Corp.	47,766	1,055
	Citizens Financial Group Inc.	25,010	1,035
	Huntington Bancshares Inc.	71,367	991
	Cincinnati Financial Corp.	7,521	962
	KeyCorp	47,358	945
	Principal Financial Group Inc.	12,950	944
*	Markel Corp.	681	933
	Raymond James Financial Inc.	9,255	912
	Nasdaq Inc.	5,835	906
*	Arch Capital Group Ltd.	18,479	877
	Broadridge Financial Solutions Inc.	5,817	851
	LPL Financial Holdings Inc.	3,998	784
	Ally Financial Inc.	17,654	777
	W R Berkley Corp.	10,403	740
	FactSet Research Systems Inc.	1,920	733
	Brown & Brown Inc.	11,747	697
	Loews Corp.	10,391	681
	Signature Bank	3,139	679
	First Horizon Corp.	26,641	608
	Cboe Global Markets Inc.	5,398	606
	Fidelity National Financial Inc.	14,312	605
*	Alleghany Corp.	665	554
	Everest Re Group Ltd.	1,953	552
	Comerica Inc.	6,606	550
	Annaly Capital Management Inc.	81,739	540
	Equitable Holdings Inc.	17,703	538
	Lincoln National Corp.	9,236	535
	East West Bancorp Inc.	7,018	516
	Ares Management Corp. Class A	7,193	512
	Assurant Inc.	2,826	499
	Globe Life Inc.	5,066	494
	American Financial Group Inc.	3,428	484
	Webster Financial Corp.	8,898	437
	Reinsurance Group of America Inc.	3,440	433
	First Citizens BancShares Inc. Class A	616	431
	Zions Bancorp NA	7,539	430
	Western Alliance Bancorp	5,227	425
	Commerce Bancshares Inc.	5,587	387
	Voya Financial Inc.	5,533	380
*	Unum Group	10,327	376

		Shares	Market Value ($000)
	MarketAxess Holdings Inc.	1,310	369
	Jefferies Financial Group Inc.	10,948	362
	Tradeweb Markets Inc. Class A	5,256	355
	Old Republic International Corp.	14,759	353
	Cullen/Frost Bankers Inc.	2,817	352
	AGNC Investment Corp.	28,746	352
	Starwood Property Trust Inc.	14,465	346
	RenaissanceRe Holdings Ltd.	2,196	337
	Stifel Financial Corp.	5,182	333
	First American Financial Corp.	5,434	329
	Carlyle Group Inc.	8,464	326
	Prosperity Bancshares Inc.	4,482	325
	Popular Inc.	3,946	322
	SEI Investments Co.	5,376	314
	SouthState Corp.	3,860	312
	Synovus Financial Corp.	7,075	302
	Pinnacle Financial Partners Inc.	3,656	298
	Morningstar Inc.	1,156	297
	Affiliated Managers Group Inc.	2,087	279
	SLM Corp.	13,778	270
	Glacier Bancorp Inc.	5,536	268
	First Financial Bankshares Inc.	6,484	267
	Interactive Brokers Group Inc. Class A	4,312	265
	Hanover Insurance Group Inc.	1,772	260
	Valley National Bancorp	20,148	256
	Bank OZK	6,078	252
	Blackstone Mortgage Trust Inc. Class A	8,008	249
	Wintrust Financial Corp.	2,838	248
	United Bankshares Inc.	6,588	247
	Janus Henderson Group plc	8,804	247
	OneMain Holdings Inc.	5,556	245
	Primerica Inc.	1,945	245
	New Residential Investment Corp.	21,565	244
	Cadence Bank	9,144	244
	Kinsale Capital Group Inc.	1,088	239
	RLI Corp.	1,946	236
*	Credit Acceptance Corp.	393	234
	Franklin Resources Inc.	8,658	234
	Evercore Inc. Class A	2,039	233
	Old National Bancorp	14,591	232
	Axis Capital Holdings Ltd.	3,927	230
	Essent Group Ltd.	5,381	230
	Selective Insurance Group Inc.	2,893	229
	MGIC Investment Corp.	16,188	226
	Houlihan Lokey Inc. Class A	2,568	221
	Erie Indemnity Co. Class A	1,296	217
	FNB Corp.	17,587	214
	Hancock Whitney Corp.	4,290	214
	ServisFirst Bancshares Inc.	2,494	208
	Assured Guaranty Ltd.	3,462	204
	UMB Financial Corp.	2,202	203
	White Mountains Insurance Group Ltd.	159	198
	Radian Group Inc.	9,000	194
	Umpqua Holdings Corp.	10,934	193
	Independent Bank Corp. (XNGS)	2,296	191
*	Brighthouse Financial Inc.	3,807	187
	BankUnited Inc.	4,433	185
	Community Bank System Inc.	2,746	181

		Shares	Market Value ($000)
	PacWest Bancorp	5,744	181
	Lazard Ltd. Class A	5,135	181
	United Community Banks Inc.	5,513	173
	American Equity Investment Life Holding Co.	4,269	172
	Home BancShares Inc.	7,623	172
	First Hawaiian Inc.	6,670	171
	Eastern Bankshares Inc.	8,732	170
	Kemper Corp.	3,157	167
	CVB Financial Corp.	6,681	166
	Invesco Ltd.	8,555	165
	First Interstate BancSystem Inc. Class A	4,294	163
	Bank of Hawaii Corp.	2,033	162
	Cathay General Bancorp	3,880	160
	Associated Banc-Corp.	7,681	159
	First BanCorp. (XNYS)	10,554	158
	Walker & Dunlop Inc.	1,485	158
	Pacific Premier Bancorp Inc.	4,746	155
	FirstCash Holdings Inc.	2,061	154
	Simmons First National Corp. Class A	5,964	153
	Ameris Bancorp	3,329	152
	Federated Hermes Inc.	4,445	151
*	Enstar Group Ltd.	619	144
	Independent Bank Group Inc.	1,945	142
	Moelis & Co. Class A	3,029	142
	WSFS Financial Corp.	3,323	142
*,1	Upstart Holdings Inc.	2,783	140
	Atlantic Union Bankshares Corp.	3,937	139
*	Texas Capital Bancshares Inc.	2,440	138
	BOK Financial Corp.	1,553	134
	Fulton Financial Corp.	8,377	133
*	Mr Cooper Group Inc.	2,993	130
*	Trupanion Inc.	1,935	129
	First Merchants Corp.	3,072	126
*	Focus Financial Partners Inc. Class A	3,351	126
	CNO Financial Group Inc.	6,046	124
	Artisan Partners Asset Management Inc. Class A	3,165	122
	Chimera Investment Corp.	12,432	122
	Hamilton Lane Inc. Class A	1,729	120
	Arbor Realty Trust Inc.	7,176	118
	International Bancshares Corp.	2,808	118
	Navient Corp.	7,384	118
	Virtu Financial Inc. Class A	4,531	118
	Columbia Banking System Inc.	3,786	114
	Piper Sandler Cos.	868	114
	WesBanco Inc.	3,319	113
*	Silvergate Capital Corp. Class A	1,387	109
	Flagstar Bancorp Inc.	2,743	106
	Sandy Spring Bancorp Inc.	2,493	106
*	Axos Financial Inc.	2,709	105
	Seacoast Banking Corp. of Florida	3,077	105
	Washington Federal Inc.	3,192	104
	Towne Bank	3,489	103
*	Genworth Financial Inc. Class A	24,877	101
[1]	Hilltop Holdings Inc.	3,337	100
	Banner Corp.	1,695	98
	First Financial Bancorp	4,677	98
	Cohen & Steers Inc.	1,261	96
	Park National Corp.	760	94

		Shares	Market Value ($000)
	Trustmark Corp.	3,229	94
	Two Harbors Investment Corp.	17,544	94
	Hope Bancorp Inc.	6,365	93
	Heartland Financial USA Inc.	2,073	92
*	Cannae Holdings Inc.	4,491	91
	Horace Mann Educators Corp.	2,253	91
	PJT Partners Inc. Class A	1,201	91
	Provident Financial Services Inc.	3,880	89
	Renasant Corp.	2,837	88
	Apollo Commercial Real Estate Finance Inc.	6,720	86
	Lakeland Financial Corp.	1,188	86
	NBT Bancorp Inc.	2,338	86
	Northwest Bancshares Inc.	6,678	86
*	Triumph Bancorp Inc.	1,169	85
	Eagle Bancorp Inc.	1,700	84
*	NMI Holdings Inc. Class A	4,414	82
	PennyMac Mortgage Investment Trust	5,086	82
*	PRA Group Inc.	2,170	80
	Veritex Holdings Inc.	2,321	80
	Bank of NT Butterfield & Son Ltd.	2,509	79
	Enterprise Financial Services Corp.	1,665	77
	Stewart Information Services Corp.	1,384	77
*	LendingClub Corp.	4,859	76
	PennyMac Financial Services Inc.	1,545	76
	Westamerica BanCorp.	1,268	76
*	Encore Capital Group Inc.	1,205	74
	First Commonwealth Financial Corp.	5,295	74
[1]	Rocket Cos. Inc. Class A	8,114	74
	FB Financial Corp.	1,731	73
*	Palomar Holdings Inc.	1,176	73
	Mfa Financial REIT Inc.	5,392	73
	Nelnet Inc. Class A	829	70
	OFG Bancorp	2,475	70
	Virtus Investment Partners Inc.	361	70
*	Open Lending Corp. Class A	5,348	70
	BancFirst Corp.	757	69
	Mercury General Corp.	1,365	67
	New York Community Bancorp Inc.	6,739	67
	Argo Group International Holdings Ltd.	1,565	66
	Live Oak Bancshares Inc.	1,622	65
	Capitol Federal Financial Inc.	6,303	64
	Ladder Capital Corp. Class A	5,552	64
	First Bancorp (XNGS)	1,683	63
	Stock Yards Bancorp Inc.	1,064	63
	StepStone Group Inc. Class A	2,312	63
	CNA Financial Corp.	1,350	62
	Safety Insurance Group Inc.	668	62
*	StoneX Group Inc.	820	62
*	BRP Group Inc. Class A	2,405	61
*	Customers Bancorp Inc.	1,461	60
	Southside Bancshares Inc.	1,477	60
	TriCo Bancshares	1,313	60
*	Lemonade Inc.	2,657	60
	Berkshire Hills Bancorp Inc.	2,272	59
	National Bank Holdings Corp. Class A	1,439	59
	ProAssurance Corp.	2,644	59
	First Busey Corp.	2,471	58
	Meta Financial Group Inc.	1,403	58

		Shares	Market Value ($000)
	S&T Bancorp Inc.	1,936	57
*	Marathon Digital Holdings Inc.	5,592	57
	B Riley Financial Inc.	1,030	56
	City Holding Co.	679	56
*	Enova International Inc.	1,771	56
	iStar Inc.	3,203	56
	New York Mortgage Trust Inc.	18,527	56
	Employers Holdings Inc.	1,306	54
	BGC Partners Inc. Class A	16,158	53
*	Bancorp Inc.	2,538	53
	Brookline Bancorp Inc.	3,732	53
	OceanFirst Financial Corp.	2,644	53
	Dime Community Bancshares Inc.	1,624	51
	Redwood Trust Inc.	4,891	50
	First Foundation Inc.	2,145	48
	Federal Agricultural Mortgage Corp. Class C	445	47
	Lakeland Bancorp Inc.	3,023	47
*	Nicolet Bankshares Inc.	589	47
	ConnectOne Bancorp Inc.	1,666	46
	1st Source Corp.	984	46
	Goosehead Insurance Inc. Class A	895	46
	Tompkins Financial Corp.	598	46
	Banc of California Inc.	2,359	45
	Broadmark Realty Capital Inc.	6,058	45
	German American Bancorp Inc.	1,155	44
*	MoneyGram International Inc.	4,395	44
	James River Group Holdings Ltd.	1,739	44
	Premier Financial Corp.	1,608	44
	Kearny Financial Corp.	3,449	43
	Preferred Bank	632	43
*	Blucora Inc.	2,398	42
	Heritage Financial Corp.	1,628	42
	QCR Holdings Inc.	766	42
	Univest Financial Corp.	1,587	42
	Washington Trust Bancorp Inc.	831	42
	Ellington Financial Inc.	2,639	41
	HomeStreet Inc.	1,022	41
	Origin Bancorp Inc.	1,051	41
	Ready Capital Corp.	2,797	41
*	Riot Blockchain Inc.	5,537	40
	WisdomTree Investments Inc.	6,755	40
	Allegiance Bancshares Inc.	957	39
	Amerant Bancorp Inc.	1,317	39
*	Columbia Financial Inc.	1,863	39
	KKR Real Estate Finance Trust Inc.	1,849	38
*	TriState Capital Holdings Inc.	1,230	38
	AMERISAFE Inc.	737	37
	Hanmi Financial Corp.	1,567	37
	Horizon Bancorp Inc.	2,082	37
*	LendingTree Inc.	591	37
*	Metropolitan Bank Holding Corp.	480	37
	Cowen Inc. Class A	1,364	36
	Brightspire Capital Inc. Class A	4,085	36
	ARMOUR Residential REIT Inc.	4,629	35
	Brightsphere Investment Group Inc.	1,698	35
	Northfield Bancorp Inc.	2,579	34
	Peoples Bancorp Inc.	1,202	34
	TFS Financial Corp.	2,287	34

		Shares	Market Value ($000)
	Flushing Financial Corp.	1,432	33
	HarborOne Bancorp Inc.	2,318	33
	Heritage Commerce Corp.	2,837	33
	United Fire Group Inc.	1,022	33
	Byline Bancorp Inc.	1,272	32
	Camden National Corp.	720	32
	Community Trust Bancorp Inc.	760	32
*	MBIA Inc.	2,312	32
*	CrossFirst Bankshares Inc.	2,348	32
	TrustCo Bank Corp. NY	991	32
	Great Southern Bancorp Inc.	519	31
*	World Acceptance Corp.	210	31
	Central Pacific Financial Corp.	1,244	30
	First Bancorp Inc. (XNMS)	984	30
	First Mid Bancshares Inc.	808	30
	Granite Point Mortgage Trust Inc.	2,650	29
[1]	UWM Holdings Corp.	7,215	29
	Cambridge Bancorp	331	28
	Invesco Mortgage Capital Inc.	15,882	28
	Peapack-Gladstone Financial Corp.	843	28
	Franklin BSP Realty Trust Inc. REIT	1,781	28
	Dynex Capital Inc.	1,685	27
	First Financial Corp.	593	27
	Mercantile Bank Corp.	805	27
	Bank of Marin Bancorp	799	26
	Diamond Hill Investment Group Inc.	138	26
	National Western Life Group Inc. Class A	124	26
	TPG RE Finance Trust Inc.	2,484	26
*	Ambac Financial Group Inc.	2,348	25
	Midland States Bancorp Inc.	913	25
	Bank First Corp.	331	24
	Hingham Institution for Savings	73	24
*	SiriusPoint Ltd.	4,343	24
	CBTX Inc.	800	23
	Farmers National Banc Corp.	1,480	23
	First Community Bankshares Inc.	789	23
	Arrow Financial Corp.	676	22
	Orchid Island Capital Inc.	7,139	22
	Business First Bancshares Inc.	943	21
	Equity Bancshares Inc. Class A	644	21
	First of Long Island Corp.	1,104	21
	MidWestOne Financial Group Inc.	705	21
	Republic Bancorp Inc. Class A	456	21
	Banco Latinoamericano de Comercio Exterior SA Class E	1,407	21
	Capstar Financial Holdings Inc.	994	21
*	Carter Bankshares Inc.	1,413	21
	Independent Bank Corp.	1,025	20
	Old Second Bancorp Inc.	1,294	20
	Metrocity Bankshares Inc.	964	20
	CNB Financial Corp.	748	19
	HCI Group Inc.	282	19
	Merchants Bancorp	759	19
	SmartFinancial Inc.	729	19
	Mid Penn Bancorp Inc.	692	19
*	Coastal Financial Corp.	491	19
	Bar Harbor Bankshares	656	18
	Citizens & Northern Corp.	756	18
	Financial Institutions Inc.	649	18

		Shares	Market Value ($000)
	HomeTrust Bancshares Inc.	656	18
	MVB Financial Corp.	475	18
*	Bridgewater Bancshares Inc.	1,055	17
	Regional Management Corp.	351	17
	Southern Missouri Bancorp Inc.	362	17
	Universal Insurance Holdings Inc.	1,309	17
	Waterstone Financial Inc.	989	17
	West BanCorp. Inc.	682	17
	GCM Grosvenor Inc. Class A	2,060	17
	Primis Financial Corp.	1,278	17
	Capital City Bank Group Inc.	600	16
*	EZCorp. Inc. Class A	2,107	16
	Oppenheimer Holdings Inc. Class A	448	16
	Peoples Financial Services Corp.	300	16
	Alerus Financial Corp.	612	16
	Five Star Bancorp	620	16
*	Blue Foundry Bancorp	1,317	16
	Enact Holdings Inc.	673	16
	American National Bankshares Inc.	417	15
	First Internet Bancorp	383	15
	PCSB Financial Corp.	778	15
*	Southern First Bancshares Inc.	329	15
	Donegal Group Inc. Class A	840	14
	First Bancorp Inc. (XNGS)	471	14
	Guaranty Bancshares Inc.	382	14
	Sierra Bancorp	663	14
*	Assetmark Financial Holdings Inc.	636	13
	Civista Bancshares Inc.	606	13
	Enterprise Bancorp Inc.	391	13
	Great Ajax Corp.	1,251	13
	Northrim BanCorp Inc.	310	13
	Summit Financial Group Inc.	482	13
	Sculptor Capital Management Inc. Class A	1,045	13
	Macatawa Bank Corp.	1,351	13
	Blue Ridge Bankshares Inc.	839	13
*	eHealth Inc.	1,174	12
	Home Bancorp Inc.	353	12
	Orrstown Financial Services Inc.	486	12
*	Ocwen Financial Corp.	411	12
	AFC Gamma Inc.	656	12
	Amalgamated Financial Corp.	558	12
*	Citizens Inc. Class A	3,294	11
	FS Bancorp Inc.	360	11
	RBB Bancorp	534	11
	Tiptree Inc.	1,054	11
*	Oportun Financial Corp.	951	11
	Capital Bancorp Inc.	468	11
	Provident Bancorp Inc.	763	11
	South Plains Financial Inc.	453	11
	Greenhill & Co. Inc.	808	10
	Investors Title Co.	63	10
	Red River Bancshares Inc.	192	10
	Curo Group Holdings Corp.	1,028	9
*	Greenlight Capital Re Ltd. Class A	1,163	9
*	Maiden Holdings Ltd.	3,520	9
	Fidelity D&D Bancorp Inc.	224	9
	First Bank	544	8
*	Republic First Bancorp Inc.	1,992	8

		Shares	Market Value ($000)
	Crawford & Co. Class A	861	7
	HBT Financial Inc.	424	7
	Associated Capital Group Inc. Class A	145	6
	Luther Burbank Corp.	476	6
*	Trean Insurance Group Inc.	788	6
	GAMCO Investors Inc. Class A	224	5
	Heritage Insurance Holdings Inc.	1,286	5
*	NI Holdings Inc.	304	5
	Pzena Investment Management Inc. Class A	726	5
*	Pioneer Bancorp Inc.	500	5
*	Velocity Financial LLC	431	5
*	MetroMile Inc.	4,566	5
*	Third Coast Bancshares Inc.	218	5
	Angel Oak Mortgage Inc.	232	4
*	GoHealth Inc. Class A	2,531	2
			237,334
Health Care (13.4%)
	Johnson & Johnson	132,541	23,795
	UnitedHealth Group Inc.	47,247	23,471
	Pfizer Inc.	281,137	14,912
	Eli Lilly & Co.	42,615	13,357
	AbbVie Inc.	88,875	13,098
	Merck & Co. Inc.	127,430	11,727
	Thermo Fisher Scientific Inc.	19,745	11,207
	Abbott Laboratories	87,347	10,260
	Danaher Corp.	31,920	8,421
	Bristol-Myers Squibb Co.	109,820	8,286
	Amgen Inc.	28,155	7,229
	Medtronic plc	67,673	6,777
	Anthem Inc.	12,274	6,255
	Cigna Corp.	16,355	4,388
	Stryker Corp.	17,530	4,111
	Zoetis Inc.	23,976	4,098
*	Intuitive Surgical Inc.	17,921	4,080
	Gilead Sciences Inc.	60,447	3,920
	Becton Dickinson and Co.	14,350	3,671
*	Vertex Pharmaceuticals Inc.	12,811	3,442
*	Regeneron Pharmaceuticals Inc.	5,153	3,425
*	Edwards Lifesciences Corp.	31,106	3,137
	Humana Inc.	6,488	2,947
*	Boston Scientific Corp.	71,547	2,934
	HCA Healthcare Inc.	12,279	2,583
*	Centene Corp.	29,012	2,363
*	Moderna Inc.	15,876	2,307
*	IQVIA Holdings Inc.	9,624	2,072
	Agilent Technologies Inc.	15,231	1,943
	Baxter International Inc.	25,435	1,934
*	Illumina Inc.	7,385	1,769
*	IDEXX Laboratories Inc.	4,304	1,686
	ResMed Inc.	7,261	1,477
*	DexCom Inc.	4,892	1,458
	Cerner Corp.	14,470	1,372
*	Biogen Inc.	6,551	1,310
	Zimmer Biomet Holdings Inc.	10,558	1,269
*	Veeva Systems Inc. Class A	7,092	1,207
	West Pharmaceutical Services Inc.	3,720	1,155
*	Laboratory Corp. of America Holdings	4,669	1,152
*	Horizon Therapeutics plc	11,159	1,001

		Shares	Market Value ($000)
	STERIS plc	4,272	975
*	Avantor Inc.	30,177	967
	PerkinElmer Inc.	6,347	950
*	Align Technology Inc.	3,403	945
*	Hologic Inc.	12,423	935
*	Seagen Inc.	6,798	922
*	Catalent Inc.	8,596	886
	Quest Diagnostics Inc.	6,181	872
	Cooper Cos. Inc.	2,437	855
*	Molina Healthcare Inc.	2,898	841
	Cardinal Health Inc.	14,042	791
	Viatris Inc.	62,965	773
*	Alnylam Pharmaceuticals Inc.	6,045	760
	Bio-Techne Corp.	1,989	735
*	Incyte Corp.	9,497	721
*	Insulet Corp.	3,364	718
*	BioMarin Pharmaceutical Inc.	9,395	706
	Teleflex Inc.	2,391	688
	Royalty Pharma plc Class A	16,562	681
*	Charles River Laboratories International Inc.	2,577	603
*	Henry Schein Inc.	6,971	597
*	ABIOMED Inc.	2,250	593
*	Bio-Rad Laboratories Inc. Class A	1,083	582
*	Elanco Animal Health Inc. (XNYS)	22,982	545
*	QIAGEN NV	11,361	522
*	United Therapeutics Corp.	2,255	519
	Organon & Co.	12,852	488
*	Repligen Corp.	2,838	467
	Universal Health Services Inc. Class B	3,692	460
*	Jazz Pharmaceuticals plc	3,040	455
	DENTSPLY SIRONA Inc.	11,419	452
*	Neurocrine Biosciences Inc.	4,799	449
*	Novocure Ltd.	5,393	433
*	Biohaven Pharmaceutical Holding Co. Ltd.	2,812	404
*	Syneos Health Inc.	5,187	383
	Chemed Corp.	753	365
*	Envista Holdings Corp.	8,201	353
*	Tenet Healthcare Corp.	5,261	340
	Bruker Corp.	5,191	324
*	Halozyme Therapeutics Inc.	7,005	322
	Encompass Health Corp.	4,847	318
*	Acadia Healthcare Co. Inc.	4,351	310
*	DaVita Inc.	3,156	308
*	Exact Sciences Corp.	5,857	292
*	Exelixis Inc.	15,647	287
*	Shockwave Medical Inc.	1,728	284
*	Globus Medical Inc. Class A	4,117	274
*	Penumbra Inc.	1,864	274
*	Ionis Pharmaceuticals Inc.	7,206	263
*	HealthEquity Inc.	4,171	261
*	LHC Group Inc.	1,548	258
*	Omnicell Inc.	2,271	252
*	Inspire Medical Systems Inc.	1,396	247
*	Alkermes plc	8,224	245
*	Option Care Health Inc.	8,081	245
	QuidelOrtho Corp.	2,514	239
*	Lantheus Holdings Inc.	3,428	235
*	Integra LifeSciences Holdings Corp.	3,696	232

		Shares	Market Value ($000)
*	Intra-Cellular Therapies Inc.	4,000	230
	Premier Inc. Class A	5,987	224
*	Novavax Inc.	3,986	221
*	Medpace Holdings Inc.	1,520	218
*	Tandem Diabetes Care Inc.	3,142	214
*	iRhythm Technologies Inc.	1,511	213
	Ensign Group Inc.	2,556	207
*	Teladoc Health Inc.	6,019	205
*	Amedisys Inc.	1,642	190
*	Arrowhead Pharmaceuticals Inc.	5,670	189
*	Guardant Health Inc.	4,583	188
*	LivaNova plc	2,743	187
*	Masimo Corp.	1,323	186
*	ICU Medical Inc.	1,004	182
*	Natera Inc.	4,850	178
*	Maravai LifeSciences Holdings Inc. Class A	5,577	174
*	STAAR Surgical Co.	2,589	171
*	Blueprint Medicines Corp.	3,029	167
*	Apellis Pharmaceuticals Inc.	3,924	163
	CONMED Corp.	1,406	163
*	Cytokinetics Inc.	4,096	163
*	Haemonetics Corp.	2,583	163
*	Intellia Therapeutics Inc.	3,521	162
*	agilon health Inc.	8,432	161
*	Enovis Corp.	2,411	160
*	Ultragenyx Pharmaceutical Inc.	3,368	158
*	Merit Medical Systems Inc.	2,505	154
*	NuVasive Inc.	2,657	153
*	Neogen Corp.	5,545	147
*	Sarepta Therapeutics Inc.	1,982	144
*	Pacira BioSciences Inc.	2,238	142
	Select Medical Holdings Corp.	5,739	140
*	Prestige Consumer Healthcare Inc.	2,471	138
	Patterson Cos. Inc.	4,329	137
*	Integer Holdings Corp.	1,684	134
*	R1 RCM Inc.	6,078	130
	Owens & Minor Inc.	3,683	128
*	Axonics Inc.	2,357	118
*	Karuna Therapeutics Inc.	1,135	118
*	Insmed Inc.	6,167	116
*	Denali Therapeutics Inc.	4,696	114
*	Twist Bioscience Corp.	3,342	114
*	Inari Medical Inc.	1,720	113
*	Fate Therapeutics Inc.	4,786	111
*	Certara Inc.	5,413	110
*	Evolent Health Inc. Class A	3,826	108
*	Sotera Health Co.	5,079	108
*	Oak Street Health Inc.	5,643	107
*	Amicus Therapeutics Inc.	13,655	104
*	PTC Therapeutics Inc.	3,525	104
*	Beam Therapeutics Inc.	2,965	104
*	Progyny Inc.	3,241	102
*	Arvinas Inc.	2,374	99
*	ACADIA Pharmaceuticals Inc.	6,051	98
*	Mirati Therapeutics Inc.	2,507	98
*	AtriCure Inc.	2,361	96
*	Emergent BioSolutions Inc.	2,916	96
*	Glaukos Corp.	2,315	95

		Shares	Market Value ($000)
*	Corcept Therapeutics Inc.	4,477	93
	Perrigo Co. plc	2,319	92
*	Vir Biotechnology Inc.	3,572	92
*	Nevro Corp.	2,006	87
*	BioCryst Pharmaceuticals Inc.	9,200	86
*	Sage Therapeutics Inc.	2,714	85
*	Agios Pharmaceuticals Inc.	4,336	84
*	Turning Point Therapeutics Inc.	2,335	83
*	Ironwood Pharmaceuticals Inc. Class A	7,308	82
*	Multiplan Corp.	16,487	82
*	Global Blood Therapeutics Inc.	3,134	78
*	Myriad Genetics Inc.	3,991	77
*	CareDx Inc.	2,966	75
*	MEDNAX Inc.	3,859	75
*	Travere Thrapeutics Inc.	3,236	75
*	Veracyte Inc.	4,136	73
	Healthcare Services Group Inc.	4,174	72
*	Pacific Biosciences of California Inc.	12,872	72
*	Surgery Partners Inc.	1,825	72
*	Apollo Medical Holdings Inc.	1,896	71
*	Ligand Pharmaceuticals Inc.	795	71
*	Embecta Corp.	2,869	71
*	Tivity Health Inc.	2,149	70
	US Physical Therapy Inc.	622	70
*	Amphastar Pharmaceuticals Inc.	1,865	69
*	Xencor Inc.	3,076	69
*	Dynavax Technologies Corp.	5,723	68
*	Supernus Pharmaceuticals Inc.	2,388	67
*	CorVel Corp.	438	65
*	IVERIC bio Inc.	6,189	65
*	OPKO Health Inc.	21,536	65
*	AdaptHealth Corp. Class A	3,641	65
*	Addus HomeCare Corp.	766	64
*	Vericel Corp.	2,364	64
*	10X Genomics Inc. Class A	1,235	63
*	ChemoCentryx Inc.	2,799	62
*	Avanos Medical Inc.	2,112	61
*,1	Cassava Sciences Inc.	1,937	59
*	NeoGenomics Inc.	6,917	58
*	Relay Therapeutics Inc.	3,544	58
*	Fulgent Genetics Inc.	1,053	57
*	Cerevel Therapeutics Holdings Inc.	2,194	57
*	Adaptive Biotechnologies Corp.	6,995	55
*	Meridian Bioscience Inc.	2,000	55
*	Natus Medical Inc.	1,664	55
*	ModivCare Inc.	579	55
*	MannKind Corp.	13,013	54
*	Silk Road Medical Inc.	1,627	54
*	Celldex Therapeutics Inc.	2,260	53
*	Bridgebio Pharma Inc.	7,657	52
*	Revance Therapeutics Inc.	3,828	52
*	Signify Health Inc. Class A	3,818	52
*	Brookdale Senior Living Inc.	8,976	51
*	Iovance Biotherapeutics Inc.	7,504	51
*	Krystal Biotech Inc.	870	51
*	REVOLUTION Medicines Inc.	3,032	51
*	Outset Medical Inc.	2,355	51
*	American Well Corp. Class A	13,482	51

		Shares	Market Value ($000)
*	Privia Health Group Inc.	2,125	51
*	NextGen Healthcare Inc.	2,768	50
*	Prothena Corp. plc	1,829	50
*	Vaxcyte Inc.	2,093	50
*	Editas Medicine Inc. Class A	4,233	48
*	Invitae Corp.	13,052	48
*,1	CureVac NV	2,557	48
	Atrion Corp.	74	47
*	FibroGen Inc.	4,731	47
*	Phreesia Inc.	2,594	47
*	1Life Healthcare Inc.	5,588	47
*	Harmony Biosciences Holdings Inc.	1,086	47
*	Cytek Biosciences Inc.	4,892	47
*	Heska Corp.	458	46
	LeMaitre Vascular Inc.	995	45
*	NanoString Technologies Inc.	2,897	45
*	RadNet Inc.	2,172	45
*	Health Catalyst Inc.	2,998	44
	National HealthCare Corp.	622	44
*	Zentalis Pharmaceuticals Inc.	1,828	44
*	REGENXBIO Inc.	2,035	43
*	Varex Imaging Corp.	1,866	43
*	Alignment Healthcare Inc.	3,982	43
*	Arcus Biosciences Inc.	2,146	41
*	Cerus Corp.	8,247	41
*	Enanta Pharmaceuticals Inc.	1,033	41
*	Madrigal Pharmaceuticals Inc.	621	41
*	Nektar Therapeutics Class A	11,531	40
*	Reata Pharmaceuticals Inc. Class A	1,420	40
*,1	Bionano Genomics Inc.	23,160	40
*	Prometheus Biosciences Inc.	1,540	40
*	Avid Bioservices Inc.	2,929	39
*	Crinetics Pharmaceuticals Inc.	2,334	39
*	Kura Oncology Inc.	2,993	39
*,1	Sorrento Therapeutics Inc.	23,817	39
*	Cutera Inc.	838	38
*	TransMedics Group Inc.	1,305	38
*	Allogene Therapeutics Inc.	4,676	37
*	AngioDynamics Inc.	1,888	37
*	Catalyst Pharmaceuticals Inc.	5,093	37
*	ImmunoGen Inc.	9,996	37
*	Artivion Inc.	1,850	36
*	Syndax Pharmaceuticals Inc.	2,182	36
*	Axsome Therapeutics Inc.	1,409	35
*	Deciphera Pharmaceuticals Inc.	3,209	35
*	TG Therapeutics Inc.	7,876	35
*	Cardiovascular Systems Inc.	2,084	34
*,1	Recursion Pharmaceuticals Inc. Class A	5,528	34
*	Alector Inc.	3,764	33
*	Codexis Inc.	3,036	32
*	Community Health Systems Inc.	6,032	32
*	Butterfly Network Inc.	10,396	32
*	Aclaris Therapeutics Inc.	2,407	31
*	Anavex Life Sciences Corp.	3,388	31
*	Innoviva Inc.	2,029	31
*	OrthoPediatrics Corp.	674	31
*	Lyell Immunopharma Inc.	7,579	31
*	Chinook Therapeutics Inc.	1,986	30

		Shares	Market Value ($000)
*	Hanger Inc.	1,822	29
*	Kodiak Sciences Inc.	4,005	29
*	HealthStream Inc.	1,354	28
*	Theravance Biopharma Inc.	3,159	28
*	SpringWorks Therapeutics Inc.	1,489	28
*	Avidity Biosciences Inc.	1,989	28
*	Arcutis Biotherapeutics Inc.	1,342	28
*	Keros Therapeutics Inc.	832	28
*	Nuvation Bio Inc.	8,055	28
*	Caribou Biosciences Inc.	3,395	28
*	Eagle Pharmaceuticals Inc.	569	27
*	Verve Therapeutics Inc.	1,807	27
*	Alphatec Holdings Inc.	3,336	26
*	Rocket Pharmaceuticals Inc.	2,191	26
*,1	Senseonics Holdings Inc.	22,263	26
*	Surmodics Inc.	670	26
*	Vanda Pharmaceuticals Inc.	2,661	26
*,1	LifeStance Health Group Inc.	3,532	26
*	Collegium Pharmaceutical Inc.	1,601	25
*	Heron Therapeutics Inc.	7,722	25
*	Orthofix Medical Inc.	898	25
*	Quanterix Corp.	1,499	25
	SIGA Technologies Inc.	2,302	25
*	Organogenesis Holdings Inc. Class A	4,408	25
*	Treace Medical Concepts Inc.	1,523	25
*	Coherus Biosciences Inc.	3,333	24
*	Inogen Inc.	951	24
*	Intercept Pharmaceuticals Inc.	1,348	24
	National Research Corp.	666	24
*	Pennant Group Inc.	1,245	24
*	Morphic Holding Inc.	1,006	24
*	PMV Pharmaceuticals Inc.	2,044	24
*	Atara Biotherapeutics Inc.	4,439	23
*	Gossamer Bio Inc.	3,249	23
*	Sangamo Therapeutics Inc.	6,302	23
*	SI-BONE Inc.	1,560	23
*	Castle Biosciences Inc.	1,035	23
*	Kymera Therapeutics Inc.	1,600	23
*	Pulmonx Corp.	1,233	23
*	Atea Pharmaceuticals Inc.	2,957	23
*	Computer Programs and Systems Inc.	687	22
*	Karyopharm Therapeutics Inc.	3,449	22
*	Mersana Therapeutics Inc.	6,652	22
*	PetIQ Inc. Class A	1,283	22
*	UFP Technologies Inc.	293	22
*	Bioxcel Therapeutics Inc.	1,884	22
*	MaxCyte Inc.	4,851	22
*	Sana Biotechnology Inc.	4,375	22
*	Bright Health Group Inc.	13,049	22
*	Zimvie Inc.	993	22
*	Bluebird Bio Inc.	6,709	21
*	OptimizeRx Corp.	812	21
*	Replimune Group Inc.	1,416	21
*	Y-mAbs Therapeutics Inc.	1,697	21
*	MiMedx Group Inc.	5,391	21
*	NGM Biopharmaceuticals Inc.	1,532	21
*	Nkarta Inc.	1,446	21
*	Vaxart Inc.	5,801	21

		Shares	Market Value ($000)
*,1	Ocugen Inc.	9,012	21
*	Agiliti Inc.	1,096	21
*,1	CEL–SCI Corp.	5,427	20
*	Evolus Inc.	1,563	20
*	Geron Corp. (XNGS)	14,624	20
*	Inovio Pharmaceuticals Inc.	10,628	20
	Phibro Animal Health Corp. Class A	1,028	20
*	ViewRay Inc.	6,945	20
*	Dermtech Inc.	3,036	20
*	Arcturus Therapeutics Holdings Inc.	986	20
*	Definitive Healthcare Corp. Class A	1,011	20
*	Agenus Inc.	11,393	19
*	Allakos Inc.	6,321	19
*	Amneal Pharmaceuticals Inc.	5,238	19
*	G1 Therapeutics Inc.	4,002	19
*	IGM Biosciences Inc.	1,106	19
*	Seer Inc. Class A	2,187	19
*	Axogen Inc.	1,854	18
*	Cara Therapeutics Inc.	2,141	18
*	Relmada Therapeutics Inc.	952	18
*	iTeos Therapeutics Inc.	1,005	18
*	Inhibrx Inc.	1,356	18
*	Erasca Inc.	3,351	18
*	AnaptysBio Inc.	910	17
*	Esperion Therapeutics Inc.	3,027	17
*	Protagonist Therapeutics Inc.	1,990	17
	Utah Medical Products Inc.	195	17
*	ANI Pharmaceuticals Inc.	550	17
*	Affimed NV	5,631	17
*	Accolade Inc.	2,599	17
*	Ideaya Biosciences Inc.	1,568	17
*	Nurix Therapeutics Inc.	1,659	17
*	Design Therapeutics Inc.	1,362	17
*	Mind Medicine Mindmed Inc.	19,000	17
*	Imago Biosciences Inc.	1,067	17
*	Albireo Pharma Inc.	806	16
*	Instil Bio Inc.	2,743	16
*	Sight Sciences Inc.	1,807	16
*	Anika Therapeutics Inc.	704	15
*	Radius Health Inc.	2,300	15
*	Rapt Therapeutics Inc.	1,028	15
*	Praxis Precision Medicines Inc.	1,837	15
*	2seventy bio Inc.	1,197	15
*	OraSure Technologies Inc.	3,300	14
*	Rigel Pharmaceuticals Inc.	7,776	14
*	Hookipa Pharma Inc.	8,174	14
*	Athira Pharma Inc.	1,570	14
*	C4 Therapeutics Inc.	1,994	14
*	PROCEPT BioRobotics Corp.	369	14
*	908 Devices Inc.	933	13
*	Cullinan Oncology Inc.	1,206	13
*	Icosavax Inc.	1,978	13
*	Clovis Oncology Inc.	17,421	12
*	Eiger BioPharmaceuticals Inc.	1,754	12
*	SeaSpine Holdings Corp.	1,429	12
*	MeiraGTx Holdings plc	1,440	12
*	Generation Bio Co.	2,101	12
*	Adicet Bio Inc.	1,056	12

		Shares	Market Value ($000)
*	Foghorn Therapeutics Inc.	947	12
*	Bioventus Inc. Class A	1,204	12
*	ImmunityBio Inc.	3,243	12
*	Edgewise Therapeutics Inc.	1,971	12
*	Inotiv Inc.	757	12
*	Absci Corp.	3,347	12
*	Adagio Therapeutics Inc.	3,976	12
*	Akebia Therapeutics Inc.	30,358	11
*	Curis Inc.	14,817	11
*	Joint Corp.	664	11
*	MacroGenics Inc.	3,131	11
*	Ocular Therapeutix Inc.	3,657	11
*	Provention Bio Inc.	2,693	11
*	Kiniksa Pharmaceuticals Ltd. Class A	1,412	11
*	Akero Therapeutics Inc.	1,249	11
*	Stoke Therapeutics Inc.	927	11
*	Berkeley Lights Inc.	2,368	11
*	Forma Therapeutics Holdings Inc.	1,898	11
*	4D Molecular Therapeutics Inc.	1,418	11
*	VistaGen Therapeutics Inc.	9,268	11
*	Tenaya Therapeutics Inc.	1,587	11
*	Accuray Inc.	4,884	10
*	Aerie Pharmaceuticals Inc.	1,911	10
*	Apyx Medical Corp.	1,607	10
*	Epizyme Inc.	24,556	10
*	Seres Therapeutics Inc.	3,373	10
*	Verastem Inc.	8,096	10
*	Atreca Inc. Class A	5,870	10
*	InfuSystem Holdings Inc.	1,038	10
*	ClearPoint Neuro Inc.	912	10
*	Altimmune Inc.	1,903	10
*	Viemed Healthcare Inc.	1,687	10
*	EyePoint Pharmaceuticals Inc.	1,066	10
*	Akoya Biosciences Inc.	865	10
*	Talaris Therapeutics Inc.	1,109	10
*	Ventyx Biosciences Inc.	551	10
*	DICE Therapeutics Inc.	712	10
*	Cincor Pharma Inc.	635	10
	iRadimed Corp.	262	9
*	KalVista Pharmaceuticals Inc.	963	9
*	Tactile Systems Technology Inc.	934	9
*	Sutro Biopharma Inc.	2,103	9
*	Arbutus Biopharma Corp.	3,763	9
*	Fulcrum Therapeutics Inc.	1,317	9
*	Kezar Life Sciences Inc.	1,767	9
*	Marinus Pharmaceuticals Inc.	1,792	9
*	Kinnate Biopharma Inc.	1,187	9
*	Vera Therapeutics Inc. Class A	590	9
*,1	Monte Rosa Therapeutics Inc.	1,193	9
*	BioLife Solutions Inc.	582	8
*	VBI Vaccines Inc.	8,649	8
*	Immunovant Inc.	1,845	8
*	Cogent Biosciences Inc.	1,802	8
*	Oramed Pharmaceuticals Inc.	1,668	8
*	Aura Biosciences Inc.	452	8
*	Paragon 28 Inc.	462	8
[1]	Tonix Pharmaceuticals Holding Corp.	3,237	8
*	Aldeyra Therapeutics Inc.	2,354	7

		Shares	Market Value ($000)
*	Chimerix Inc.	3,642	7
*,1	CorMedix Inc.	2,097	7
*	Standard Bio Tools Inc.	3,454	7
*	Harvard Bioscience Inc.	1,875	7
*	Lineage Cell Therapeutics Inc.	5,867	7
*	Omeros Corp.	2,666	7
*	Rhythm Pharmaceuticals Inc.	2,137	7
*	Scholar Rock Holding Corp.	1,464	7
*	Viking Therapeutics Inc.	3,325	7
*	XOMA Corp.	380	7
	Zynex Inc.	939	7
*	Personalis Inc.	1,729	7
*	ALX Oncology Holdings Inc.	861	7
*	Avita Medical Inc.	1,158	7
*	Phathom Pharmaceuticals Inc.	983	7
*	Pliant Therapeutics Inc.	1,180	7
*	Dyne Therapeutics Inc.	1,518	7
*	Kronos Bio Inc.	1,885	7
*	Janux Therapeutics Inc.	614	7
*	RxSight Inc.	531	7
*	Rallybio Corp.	498	7
*	Cymabay Therapeutics Inc.	2,986	6
*	Jounce Therapeutics Inc.	1,596	6
*	Lexicon Pharmaceuticals Inc.	3,282	6
*	Spectrum Pharmaceuticals Inc.	7,472	6
*	Endo International plc	11,947	6
*	Precigen Inc.	4,601	6
*	Allovir Inc.	1,484	6
*	Alpine Immune Sciences Inc.	599	6
*	Atossa Therapeutics Inc.	5,681	6
*	Ikena Oncology Inc.	1,421	6
*	KemPharm Inc.	1,388	6
*	Aveanna Healthcare Holdings Inc.	1,874	6
*	Biomea Fusion Inc.	1,149	6
*	Aerovate Therapeutics Inc.	488	6
*	Cue Biopharma Inc.	1,300	5
*	CytomX Therapeutics Inc.	3,145	5
*	Durect Corp.	9,345	5
*	Outlook Therapeutics Inc.	4,413	5
*	Sesen Bio Inc.	8,620	5
	XBiotech Inc.	904	5
*	Alaunos Therapeutics Inc.	10,063	5
*	Precision BioSciences Inc.	2,839	5
*	Mirum Pharmaceuticals Inc.	211	5
*	Annexon Inc.	1,514	5
*	ORIC Pharmaceuticals Inc.	1,425	5
*	Immunic Inc.	780	5
*	9 Meters Biopharma Inc.	10,282	5
*	Tarsus Pharmaceuticals Inc.	396	5
*	Humanigen Inc.	2,176	5
*,1	Citius Pharmaceuticals Inc.	5,743	5
*	Innovage Holding Corp.	929	5
*	Werewolf Therapeutics Inc.	1,374	5
*	Singular Genomics Systems Inc.	1,532	5
*	DarioHealth Corp.	681	5
*	Century Therapeutics Inc.	550	5
*	Convey Health Solutions Holdings Inc.	836	5
*	ChromaDex Corp.	2,023	4

		Shares	Market Value ($000)
*	CytoSorbents Corp.	2,154	4
*	Gritstone bio Inc.	1,956	4
*	Paratek Pharmaceuticals Inc.	2,302	4
*	Selecta Biosciences Inc.	4,447	4
*	Tabula Rasa HealthCare Inc.	1,113	4
*	Vapotherm Inc.	1,126	4
*	UroGen Pharma Ltd.	834	4
*	iCAD Inc.	1,085	4
*,1	PAVmed Inc.	3,732	4
*	Stereotaxis Inc.	2,150	4
*	Passage Bio Inc.	1,996	4
*	Akouos Inc.	1,167	4
*	Applied Molecular Transport Inc.	1,175	4
*,2	Tobira Therapeutics Inc. CVR	937	4
*	SQZ Biotechnologies Co.	1,103	4
*	Shattuck Labs Inc.	1,292	4
*,1	Asensus Surgical Inc.	11,358	4
*	Vor BioPharma Inc.	871	4
*	Viracta Therapeutics Inc.	1,760	4
*	Nuvalent Inc. Class A	501	4
*	Cue Health Inc.	733	4
*	Theseus Pharmaceuticals Inc.	598	4
*	Tyra Biosciences Inc.	620	4
*	AirSculpt Technologies Inc.	469	4
[1]	TherapeuticsMD Inc.	359	4
*	Aeglea BioTherapeutics Inc.	1,888	3
*	Adverum Biotechnologies Inc.	3,832	3
*	Ardelyx Inc.	4,399	3
*	Fortress Biotech Inc.	3,086	3
*	Homology Medicines Inc.	1,886	3
*	MEI Pharma Inc.	5,371	3
*	Neuronetics Inc.	1,261	3
*	Oncternal Therapeutics Inc.	2,233	3
*	Sientra Inc.	2,779	3
*	Trevena Inc.	8,251	3
*	WaVe Life Sciences Ltd.	1,890	3
*,1	Evelo Biosciences Inc.	1,532	3
*	TCR2 Therapeutics Inc.	1,446	3
*	Exagen Inc.	549	3
*	Celcuity Inc.	402	3
*	Infinity Pharmaceuticals Inc.	4,227	3
*	Inozyme Pharma Inc.	726	3
*	Poseida Therapeutics Inc.	1,451	3
*	Retractable Technologies Inc.	728	3
*	Surface Oncology Inc.	1,613	3
*	iBio Inc.	10,920	3
*	Taysha Gene Therapies Inc.	1,080	3
*	Olema Pharmaceuticals Inc.	1,174	3
*	Silverback Therapeutics Inc.	997	3
*	Clene Inc.	1,158	3
*	Day One Biopharmaceuticals Inc.	503	3
*	GT Biopharma Inc.	1,203	3
*	Forian Inc.	912	3
*	Alpha Teknova Inc.	333	3
*	Entrada Therapeutics Inc.	467	3
*,1	Ampio Pharmaceuticals Inc.	9,219	2
*	Athenex Inc.	4,748	2
*,1	Athersys Inc.	9,485	2

		Shares	Market Value ($000)
*	Avrobio Inc.	2,108	2
*	Magenta Therapeutics Inc.	1,510	2
*	Molecular Templates Inc.	2,034	2
*	Oncocyte Corp.	2,289	2
*	Rubius Therapeutics Inc.	2,186	2
*	Solid Biosciences Inc.	3,008	2
*	Cortexyme Inc.	910	2
*	Harpoon Therapeutics Inc.	838	2
*	Frequency Therapeutics Inc.	1,391	2
*	Black Diamond Therapeutics Inc.	1,293	2
*	Oyster Point Pharma Inc.	560	2
*	Aspira Women's Health Inc.	3,673	2
*	89bio Inc.	585	2
*	Neoleukin Therapeutics Inc.	1,935	2
*	Quotient Ltd.	4,435	2
*	Cardiff Oncology Inc.	1,749	2
*	Prelude Therapeutics Inc.	555	2
*	Eargo Inc.	977	2
*	Codiak Biosciences Inc.	760	2
*	BioAtla Inc.	725	2
*	Angion Biomedica Corp.	1,044	2
*	Bolt Biotherapeutics Inc.	1,055	2
*	NexImmune Inc.	824	2
*	Sensei Biotherapeutics Inc.	1,002	2
*	Seelos Therapeutics Inc.	3,827	2
*	Greenwich Lifesciences Inc.	204	2
*	Vincerx Pharma Inc.	1,084	2
*	NeuroPace Inc.	354	2
*	Rain Therapeutics Inc.	880	2
*	CVRx Inc.	389	2
*	Codex DNA Inc.	453	2
*	Graphite Bio Inc.	756	2
*	Immuneering Corp. Class A	402	2
*	Rapid Micro Biosystems Inc. Class A	383	2
*	Eliem Therapeutics Inc.	447	2
*	Acumen Pharmaceuticals Inc.	460	2
*	Pyxis Oncology Inc.	662	2
*	Xilio Therapeutics Inc.	650	2
	Pepgen Inc.	144	2
*	Accelerate Diagnostics Inc.	1,953	1
*	Invacare Corp.	1,478	1
*	Kala Pharmaceuticals Inc.	2,911	1
*	Verrica Pharmaceuticals Inc.	542	1
*	NantHealth Inc.	1,762	1
*,1	Pulse Biosciences Inc.	606	1
*	Spero Therapeutics Inc.	1,169	1
*	BeyondSpring Inc.	1,083	1
*	Aligos Therapeutics Inc.	862	1
*	Oncorus Inc.	1,032	1
*	Spruce Biosciences Inc.	602	1
*	Summit Therapeutics Inc.	1,132	1
*	Finch Therapeutics Group Inc.	380	1
*	Gemini Therapeutics Inc.	1,102	1
*,1	Brooklyn ImmunoTherapeutics Inc.	1,589	1
*	Portage Biotech Inc.	81	1
*	Omega Therapeutics Inc.	354	1
*	Amylyx Pharmaceuticals Inc.	71	1
*	Arcellx Inc.	80	1

		Shares	Market Value ($000)
*	An2 Therapeutics Inc.	76	1
	HilleVax Inc.	77	1
*,2	Synergy Pharmaceuticals Inc.	12,927	—
*,2	Progenics Pharmaceuticals Inc. CVR	4,323	—
			275,614
Industrials (12.9%)
	Visa Inc. Class A	83,497	17,716
	Mastercard Inc. Class A	43,427	15,541
	Accenture plc Class A	32,002	9,551
	Raytheon Technologies Corp.	75,188	7,152
	Union Pacific Corp.	32,237	7,085
	Honeywell International Inc.	34,630	6,705
	United Parcel Service Inc. Class B	36,362	6,627
	Caterpillar Inc.	27,234	5,878
	Lockheed Martin Corp.	12,267	5,399
	American Express Co.	30,916	5,219
	Deere & Co.	14,024	5,017
*	PayPal Holdings Inc.	56,958	4,853
	Automatic Data Processing Inc.	21,105	4,705
	3M Co.	29,139	4,350
	General Electric Co.	52,657	4,122
	CSX Corp.	110,856	3,524
	Northrop Grumman Corp.	7,374	3,451
*	Boeing Co.	25,695	3,376
	Illinois Tool Works Inc.	15,768	3,281
	Sherwin-Williams Co.	12,107	3,245
	Fidelity National Information Services Inc.	30,781	3,217
*	Fiserv Inc.	30,117	3,017
	Norfolk Southern Corp.	11,964	2,867
	General Dynamics Corp.	12,422	2,794
	FedEx Corp.	12,397	2,784
	Eaton Corp. plc	19,889	2,757
	Capital One Financial Corp.	20,756	2,654
	Emerson Electric Co.	29,828	2,645
	L3Harris Technologies Inc.	9,953	2,398
*	Block Inc. (XNYS)	23,388	2,047
	Paychex Inc.	16,084	1,992
	Johnson Controls International plc	35,059	1,911
	Global Payments Inc.	14,340	1,879
	Parker-Hannifin Corp.	6,454	1,757
	DuPont de Nemours Inc.	25,667	1,741
	Cintas Corp.	4,364	1,738
	Carrier Global Corp.	42,906	1,687
	Trane Technologies plc	11,629	1,605
*	TransDigm Group Inc.	2,636	1,596
	Otis Worldwide Corp.	21,268	1,582
	Cummins Inc.	7,283	1,523
	PPG Industries Inc.	11,928	1,509
	PACCAR Inc.	17,047	1,480
*	Mettler-Toledo International Inc.	1,135	1,460
	AMETEK Inc.	11,507	1,398
	Verisk Analytics Inc. Class A	7,918	1,385
*	Keysight Technologies Inc.	9,091	1,324
	Old Dominion Freight Line Inc.	5,102	1,318
	Rockwell Automation Inc.	5,872	1,252
	Equifax Inc.	6,100	1,236
	Ball Corp.	15,838	1,123
	WW Grainger Inc.	2,292	1,116

		Shares	Market Value ($000)
	Vulcan Materials Co.	6,594	1,087
*	United Rentals Inc.	3,600	1,073
	Martin Marietta Materials Inc.	3,101	1,052
	Fortive Corp.	16,439	1,015
*	Waters Corp.	3,039	997
*	FleetCor Technologies Inc.	3,994	994
	Amcor plc	75,733	992
	Stanley Black & Decker Inc.	8,335	989
	Synchrony Financial	26,537	983
	Dover Corp.	7,158	959
*	Teledyne Technologies Inc.	2,294	929
	Expeditors International of Washington Inc.	8,526	928
	Ingersoll Rand Inc.	19,594	924
*	Zebra Technologies Corp. Class A	2,721	920
	Jacobs Engineering Group Inc.	6,484	908
*	Trimble Inc.	12,613	858
	Westinghouse Air Brake Technologies Corp.	8,952	846
	Quanta Services Inc.	7,094	844
	TransUnion	9,724	844
	Xylem Inc.	9,201	775
*	Generac Holdings Inc.	3,124	772
	IDEX Corp.	3,837	735
	Packaging Corp. of America	4,667	734
	JB Hunt Transport Services Inc.	4,218	728
	Textron Inc.	11,088	724
	CH Robinson Worldwide Inc.	6,485	704
	Jack Henry & Associates Inc.	3,661	689
	Masco Corp.	12,043	683
	Howmet Aerospace Inc.	19,035	681
	Carlisle Cos. Inc.	2,581	657
	Crown Holdings Inc.	6,221	650
	Westrock Co.	13,198	640
	Nordson Corp.	2,888	629
*	Builders FirstSource Inc.	9,501	618
	Snap-on Inc.	2,677	594
	Booz Allen Hamilton Holding Corp. Class A	6,719	577
*	Bill.com Holdings Inc.	4,745	561
	RPM International Inc.	6,358	560
*	Fair Isaac Corp.	1,313	538
	Graco Inc.	8,389	531
	Hubbell Inc. Class B	2,736	519
	Allegion plc	4,483	501
	Robert Half International Inc.	5,503	496
	HEICO Corp. Class A	4,213	493
	Fortune Brands Home & Security Inc.	6,975	484
	Owens Corning	4,988	477
	Sealed Air Corp.	7,399	460
	AECOM	6,542	457
	Toro Co.	5,279	435
	Pentair plc	8,668	435
	Huntington Ingalls Industries Inc.	2,033	428
*	Middleby Corp.	2,801	424
	Cognex Corp.	8,717	422
	Watsco Inc.	1,652	422
	Regal Rexnord Corp.	3,372	421
	Genpact Ltd.	9,295	412
	AGCO Corp.	3,182	408
	Knight-Swift Transportation Holdings Inc.	8,113	395

		Shares	Market Value ($000)
	A O Smith Corp.	6,550	394
	Western Union Co.	21,602	392
*	Berry Global Group Inc.	6,682	390
	Lincoln Electric Holdings Inc.	2,861	389
*	Mohawk Industries Inc.	2,728	386
*	WEX Inc.	2,267	386
*	Trex Co. Inc.	5,978	381
*	Sensata Technologies Holding plc	7,881	379
*	WillScot Mobile Mini Holdings Corp.	10,371	371
	Tetra Tech Inc.	2,661	359
	Lennox International Inc.	1,698	355
	AptarGroup Inc.	3,281	351
*	Paylocity Holding Corp.	1,990	348
	Advanced Drainage Systems Inc.	3,120	342
*	Axon Enterprise Inc.	3,354	340
	MKS Instruments Inc.	2,750	340
	Donaldson Co. Inc.	6,317	330
	Littelfuse Inc.	1,221	330
*	Coherent Inc.	1,206	327
	ITT Inc.	4,413	326
	Oshkosh Corp.	3,504	326
	Woodward Inc.	3,202	325
*	Chart Industries Inc.	1,845	324
*	TopBuild Corp.	1,633	322
	Brunswick Corp.	4,213	317
	Graphic Packaging Holding Co.	14,257	317
*	Euronet Worldwide Inc.	2,592	314
	Louisiana-Pacific Corp.	4,488	310
	Acuity Brands Inc.	1,728	302
	HEICO Corp.	2,060	295
	nVent Electric plc	8,311	294
	Sonoco Products Co.	5,012	293
	Landstar System Inc.	1,904	288
*	FTI Consulting Inc.	1,683	283
*	Axalta Coating Systems Ltd.	10,264	279
	EMCOR Group Inc.	2,624	277
	Curtiss-Wright Corp.	1,943	276
	MDU Resources Group Inc.	10,052	275
*	WESCO International Inc.	2,189	275
	Valmont Industries Inc.	1,067	274
*	GXO Logistics Inc.	5,012	272
*	XPO Logistics Inc.	4,989	267
	Eagle Materials Inc.	1,986	259
*	Saia Inc.	1,307	258
	BWX Technologies Inc.	4,788	245
	ManpowerGroup Inc.	2,739	245
*	ASGN Inc.	2,572	245
*	MasTec Inc.	2,922	244
*	Atkore Inc.	2,198	239
	MSA Safety Inc.	1,875	239
	Exponent Inc.	2,617	237
	Crane Holdings Co.	2,473	237
	Simpson Manufacturing Co. Inc.	2,173	235
*	AMN Healthcare Services Inc.	2,427	235
*	ExlService Holdings Inc.	1,614	229
	Vontier Corp.	8,482	227
	Flowserve Corp.	6,719	212
	Triton International Ltd.	3,276	209

		Shares	Market Value ($000)
*	Kirby Corp.	3,069	207
	Allison Transmission Holdings Inc.	5,137	206
	Ryder System Inc.	2,576	206
	Air Lease Corp. Class A	5,451	205
*	Fluor Corp.	7,187	203
	Maximus Inc.	3,082	200
	Armstrong World Industries Inc.	2,376	198
	GATX Corp.	1,814	196
	Applied Industrial Technologies Inc.	1,855	192
	MSC Industrial Direct Co. Inc. Class A	2,233	190
	Silgan Holdings Inc.	4,337	190
	Matson Inc.	2,103	189
	John Bean Technologies Corp.	1,539	187
	Watts Water Technologies Inc. Class A	1,419	186
	HB Fuller Co.	2,596	185
	Insperity Inc.	1,820	182
*	API Group Corp.	10,251	179
*	Mercury Systems Inc.	2,919	175
*	Resideo Technologies Inc.	7,385	174
	Franklin Electric Co. Inc.	2,346	173
*	Allegheny Technologies Inc.	6,222	171
	Spirit AeroSystems Holdings Inc. Class A	5,351	168
	Zurn Water Solutions Corp.	5,847	168
*	Beacon Roofing Supply Inc.	2,692	165
	Korn Ferry	2,655	163
	ABM Industries Inc.	3,342	162
*	Summit Materials Inc. Class A	5,870	160
*	TriNet Group Inc.	2,034	160
	Comfort Systems USA Inc.	1,772	159
*	Aerojet Rocketdyne Holdings Inc.	3,855	157
*	ACI Worldwide Inc.	5,850	156
*	Welbilt Inc.	6,536	155
	Hillenbrand Inc.	3,633	152
	Bread Financial Holdings Inc.	2,743	151
	Herc Holdings Inc.	1,262	148
	Brink's Co.	2,354	143
*	Dycom Industries Inc.	1,520	142
	EnerSys	2,098	142
	ManTech International Corp. Class A	1,428	137
	Belden Inc.	2,306	133
	Otter Tail Corp.	2,029	133
	Forward Air Corp.	1,409	131
	Moog Inc. Class A	1,597	130
*	O-I Glass Inc.	7,876	130
*	StoneCo. Ltd. Class A	12,891	129
*	Meritor Inc.	3,498	127
	Albany International Corp. Class A	1,491	126
*	Bloom Energy Corp. Class A	7,049	123
	Werner Enterprises Inc.	3,029	123
	Altra Industrial Motion Corp.	3,109	122
	Encore Wire Corp.	975	122
	EVERTEC Inc.	3,187	121
*	Itron Inc.	2,352	121
*	AZEK Co. Inc. Class A	5,745	121
*	Esab Corp.	2,411	121
	UniFirst Corp.	735	120
	Terex Corp.	3,359	119
	Installed Building Products Inc.	1,235	118

		Shares	Market Value ($000)
	AAON Inc.	2,210	118
*	Verra Mobility Corp. Class A	7,343	117
	Badger Meter Inc.	1,463	116
	Brady Corp. Class A	2,383	116
*	Hub Group Inc. Class A	1,586	116
	Kennametal Inc.	4,149	115
*	Masonite International Corp.	1,248	115
	Helios Technologies Inc.	1,671	114
*	GMS Inc.	2,241	112
	Maxar Technologies Inc.	3,760	112
*	SPX Corp.	2,224	112
*	Shift4 Payments Inc. Class A	2,425	111
*	CBIZ Inc.	2,682	110
	Kadant Inc.	576	107
	EnPro Industries Inc.	1,093	105
	Federal Signal Corp.	3,005	105
*	AeroVironment Inc.	1,098	101
*	Atlas Air Worldwide Holdings Inc.	1,416	99
*	Veritiv Corp.	682	99
	Mueller Water Products Inc. Class A	8,251	98
	McGrath RentCorp.	1,177	97
	ArcBest Corp.	1,263	95
	Trinity Industries Inc.	3,828	95
*	Air Transport Services Group Inc.	3,076	93
*	Kratos Defense & Security Solutions Inc.	6,191	89
	ICF International Inc.	845	86
	Barnes Group Inc.	2,356	85
	ESCO Technologies Inc.	1,285	85
*	JELD-WEN Holding Inc.	4,435	83
	CSW Industrials Inc.	774	82
*	NV5 Global Inc.	668	82
*	AAR Corp.	1,673	81
*,1	Nikola Corp.	11,390	80
*	Green Dot Corp. Class A	2,754	79
	Scorpio Tankers Inc.	2,390	79
	Textainer Group Holdings Ltd.	2,305	75
*	Virgin Galactic Holdings Inc.	10,766	75
*	CoreCivic Inc.	5,770	74
*	Gibraltar Industries Inc.	1,779	74
	Greif Inc. Class A	1,245	74
*	MYR Group Inc.	799	73
*	Proto Labs Inc.	1,508	73
*	Vicor Corp.	1,079	73
	Granite Construction Inc.	2,179	71
	Griffon Corp.	2,197	70
	SFL Corp. Ltd.	6,186	70
	Lindsay Corp.	550	69
*	OSI Systems Inc.	824	69
	Greenbrier Cos. Inc.	1,578	66
	Kforce Inc.	999	66
*	Cornerstone Building Brands Inc.	2,653	65
*	Huron Consulting Group Inc.	1,090	65
*	Core & Main Inc. Class A	2,755	65
	Primoris Services Corp.	2,599	63
*	Legalzoom.com Inc.	4,840	63
	Patrick Industries Inc.	1,038	62
	Schneider National Inc. Class B	2,552	62
	TTEC Holdings Inc.	927	62

		Shares	Market Value ($000)
*	Frontline Ltd.	6,208	60
	TriMas Corp.	2,093	59
	Deluxe Corp.	2,445	58
*	Gates Industrial Corp. plc	4,509	58
	H&E Equipment Services Inc.	1,591	57
	ADT Inc.	7,619	57
	Tennant Co.	898	56
*	Repay Holdings Corp. Class A	4,394	55
	AZZ Inc.	1,213	54
*	Evo Payments Inc. Class A	2,347	54
	International Seaways Inc.	2,239	54
*	TuSimple Holdings Inc. Class A	6,617	54
	Enerpac Tool Group Corp. Class A	2,703	53
*	Montrose Environmental Group Inc.	1,317	53
*	Flywire Corp.	2,722	53
	Astec Industries Inc.	1,103	52
	Marten Transport Ltd.	2,949	52
	Alamo Group Inc.	431	51
*	Hayward Holdings Inc.	3,343	51
*	CryoPort Inc.	1,961	50
	Mesa Laboratories Inc.	239	50
*	Paysafe Ltd.	18,260	50
	Kaman Corp.	1,345	49
*	PGT Innovations Inc.	2,380	48
	Apogee Enterprises Inc.	1,138	47
	Columbus McKinnon Corp.	1,353	46
*	Great Lakes Dredge & Dock Corp.	3,131	46
	Standex International Corp.	497	46
*	Triumph Group Inc.	2,969	45
*	Conduent Inc.	8,254	44
*	Donnelley Financial Solutions Inc.	1,429	44
*	Titan International Inc.	2,441	44
*	American Woodmark Corp.	830	43
	DHT Holdings Inc.	7,053	42
*	Energy Recovery Inc.	2,046	41
	Myers Industries Inc.	1,720	41
	Pitney Bowes Inc.	8,554	40
*	First Advantage Corp.	2,744	40
*	Construction Partners Inc. Class A	1,690	39
	Genco Shipping & Trading Ltd.	1,551	39
*	Cimpress plc	906	39
*	TrueBlue Inc.	1,709	38
	Costamare Inc.	2,643	38
*	Diversey Holdings Ltd.	3,852	38
*	BlueLinx Holdings Inc.	435	36
*	Sterling Construction Co. Inc.	1,416	35
	Wabash National Corp.	2,250	35
	Shyft Group Inc.	1,572	35
	Heidrick & Struggles International Inc.	970	34
	Insteel Industries Inc.	817	34
	Kelly Services Inc. Class A	1,721	34
*	Cross Country Healthcare Inc.	1,859	33
*	SP Plus Corp.	1,020	33
*	International Money Express Inc.	1,557	32
	CRA International Inc.	364	31
	Heartland Express Inc.	2,205	31
	Argan Inc.	744	30
	Douglas Dynamics Inc.	943	30

		Shares	Market Value ($000)
*	FARO Technologies Inc.	941	30
	Quanex Building Products Corp.	1,452	30
*	Modine Manufacturing Co.	2,489	29
*	Napco Security Technologies Inc.	1,496	29
	Eagle Bulk Shipping Inc.	401	29
*	BrightView Holdings Inc.	2,154	28
	Chase Corp.	347	28
*	DXP Enterprises Inc.	868	27
*	Vivint Smart Home Inc.	4,515	27
*	Ardagh Metal Packaging SA	4,473	27
*	Forrester Research Inc.	500	26
	Gorman-Rupp Co.	874	26
	Barrett Business Services Inc.	328	25
	Greif Inc. Class B	422	25
*	Titan Machinery Inc.	960	25
	Dorian LPG Ltd.	1,459	25
	Ennis Inc.	1,300	24
*	I3 Verticals Inc. Class A	1,011	24
	Resources Connection Inc.	1,313	24
*	Teekay Tankers Ltd. Class A	1,165	24
*	BTRS Holdings Inc. Class A	4,766	24
*	Franklin Covey Co.	606	23
*	Manitowoc Co. Inc.	1,735	23
*	Thermon Group Holdings Inc.	1,468	23
*	Transcat Inc.	368	23
	Luxfer Holdings plc	1,383	23
*	Paya Holdings Inc.	3,992	23
*	PureCycle Technologies Inc.	2,684	23
	Cass Information Systems Inc.	641	22
*	Ducommun Inc.	491	22
*	Ranpak Holdings Corp. Class A	1,663	21
*	Tutor Perini Corp.	2,107	21
	Pactiv Evergreen Inc.	2,068	21
*	Hyliion Holdings Corp.	5,694	21
*	Aspen Aerogels Inc.	1,130	20
	VSE Corp.	516	20
*	Danimer Scientific Inc.	4,537	20
*	Desktop Metal Inc. Class A	9,685	20
*	Workhorse Group Inc.	6,007	19
*	CS Disco Inc.	775	19
*	Babcock & Wilcox Enterprises Inc.	2,694	18
*	Vectrus Inc.	504	18
*	Vishay Precision Group Inc.	607	18
*	CIRCOR International Inc.	866	17
	Hyster-Yale Materials Handling Inc.	449	17
	National Presto Industries Inc.	231	16
	REV Group Inc.	1,333	16
*	Willdan Group Inc.	590	16
*	Safe Bulkers Inc.	3,405	16
*	Advantage Solutions Inc.	3,718	16
*	Hireright Holdings Corp.	1,089	16
	Allied Motion Technologies Inc.	617	15
	Nordic American Tankers Ltd.	7,465	15
*	Cantaloupe Inc.	2,830	15
*	Sterling Check Corp.	801	15
	Kronos Worldwide Inc.	726	14
*	Astronics Corp.	1,267	13
*	Daseke Inc.	1,767	13

		Shares	Market Value ($000)
*	IES Holdings Inc.	429	13
	Miller Industries Inc.	544	13
*	Custom Truck One Source Inc.	2,128	13
*	ShotSpotter Inc.	406	12
	United States Lime & Minerals Inc.	102	12
*	Ardagh Group SA	848	12
*	Infrastructure and Energy Alternatives Inc.	1,452	12
*,1	Ideanomics Inc.	19,822	12
*	Blue Bird Corp.	867	11
*	Covenant Logistics Group Inc. Class A	477	11
	Powell Industries Inc.	401	11
*	Radiant Logistics Inc.	1,629	11
	Universal Logistics Holdings Inc.	391	11
*	Teekay Corp.	3,395	11
*	AvidXchange Holdings Inc.	1,267	11
*	Acacia Research Corp.	2,181	10
*	Commercial Vehicle Group Inc.	1,550	10
	Park Aerospace Corp.	791	10
*	Target Hospitality Corp.	1,517	10
*	Loyalty Ventures Inc.	936	10
	Preformed Line Products Co.	141	9
	Caesarstone Ltd.	959	9
*	Atlanticus Holdings Corp.	225	9
*	Luna Innovations Inc.	1,568	9
*	Yellow Corp.	2,438	9
*	View Inc.	7,026	9
*	CECO Environmental Corp.	1,327	8
*	Concrete Pumping Holdings Inc.	1,463	8
*	PAM Transportation Services Inc.	272	8
	Cadre Holdings Inc.	312	8
*	Distribution Solutions Group Inc.	194	7
*	Byrna Technologies Inc.	839	7
*	Remitly Global Inc.	602	7
	Park-Ohio Holdings Corp.	406	6
*	Velodyne Lidar Inc.	3,425	6
*	Atlas Technical Consultants Inc.	686	6
*	Aersale Corp.	461	6
*	INNOVATE Corp.	2,609	6
*	Iteris Inc.	1,854	5
*	Mistras Group Inc.	907	5
*	US Xpress Enterprises Inc. Class A	1,568	5
*	Willis Lease Finance Corp.	128	5
*	Karat Packaging Inc.	268	5
*,1	EVI Industries Inc.	354	4
*	Rekor Systems Inc.	1,523	4
*	Priority Technology Holdings Inc.	713	4
	Hirequest Inc.	258	4
*	StarTek Inc.	936	3
*	Mayville Engineering Co. Inc.	367	3
*	Eos Energy Enterprises Inc.	2,000	3
*,1	AgEagle Aerial Systems Inc.	3,372	3
*	Team Inc.	1,463	2
*	IBEX Holdings Ltd.	123	2
*,1	GreenBox POS	875	2
			263,596
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	656	—

		Shares	Market Value ($000)
Real Estate (3.7%)
	American Tower Corp.	22,710	5,817
	Prologis Inc.	37,011	4,718
	Crown Castle International Corp.	21,717	4,119
	Equinix Inc.	4,512	3,100
	Public Storage	7,540	2,493
	Digital Realty Trust Inc.	14,171	1,978
	Welltower Inc.	21,733	1,936
	Realty Income Corp.	28,221	1,925
	Simon Property Group Inc.	16,366	1,876
	SBA Communications Corp. Class A	5,433	1,829
	Weyerhaeuser Co.	37,375	1,477
	AvalonBay Communities Inc.	6,975	1,451
	Equity Residential	18,366	1,411
*	CBRE Group Inc. Class A	16,646	1,379
	Alexandria Real Estate Equities Inc.	8,303	1,378
	VICI Properties Inc.	42,856	1,322
*	CoStar Group Inc.	19,685	1,200
	Extra Space Storage Inc.	6,579	1,172
	Ventas Inc.	20,052	1,138
	Invitation Homes Inc.	29,675	1,119
	Mid-America Apartment Communities Inc.	5,789	1,048
	Duke Realty Corp.	19,077	1,008
	Sun Communities Inc.	5,755	945
	Essex Property Trust Inc.	3,272	929
	Boston Properties Inc.	7,853	873
	Healthpeak Properties Inc.	27,739	824
	WP Carey Inc.	9,416	792
	Iron Mountain Inc.	14,338	773
	UDR Inc.	15,885	759
	Camden Property Trust	5,108	733
*	Host Hotels & Resorts Inc.	35,746	715
	Kimco Realty Corp.	29,197	691
	Equity LifeStyle Properties Inc.	8,758	663
	Regency Centers Corp.	8,451	576
	Medical Properties Trust Inc.	30,493	567
	American Homes 4 Rent Class A	14,863	549
	Gaming and Leisure Properties Inc.	11,665	546
	Rexford Industrial Realty Inc.	8,035	513
*	Jones Lang LaSalle Inc.	2,516	496
	CubeSmart	10,981	489
	Life Storage Inc.	4,107	480
	Federal Realty Investment Trust	3,868	445
	American Campus Communities Inc.	6,744	438
	Lamar Advertising Co. Class A	4,314	423
	Omega Healthcare Investors Inc.	13,223	394
	Americold Realty Trust Inc.	14,134	391
	National Retail Properties Inc.	8,741	387
	STORE Capital Corp.	13,435	371
	Brixmor Property Group Inc.	14,515	354
	Apartment Income REIT Corp.	7,901	354
	Kilroy Realty Corp.	5,735	348
	First Industrial Realty Trust Inc.	6,400	340
	Healthcare Trust of America Inc. Class A	11,259	338
*	Zillow Group Inc. Class C	8,343	333
	EastGroup Properties Inc.	2,021	327
	Rayonier Inc.	7,134	294
	STAG Industrial Inc.	8,842	294

		Shares	Market Value ($000)
	Spirit Realty Capital Inc.	6,435	270
	Cousins Properties Inc.	7,495	259
	Independence Realty Trust Inc.	11,022	259
	Douglas Emmett Inc.	8,800	249
	Agree Realty Corp.	3,510	244
	Kite Realty Group Trust	11,047	232
*	Ryman Hospitality Properties Inc.	2,589	231
	Terreno Realty Corp.	3,728	226
	Healthcare Realty Trust Inc.	7,690	224
	SL Green Realty Corp.	3,546	219
	National Storage Affiliates Trust	4,101	215
	Highwoods Properties Inc.	5,333	210
	Physicians Realty Trust	11,144	207
*	Park Hotels & Resorts Inc.	11,377	206
	Phillips Edison & Co. Inc.	5,813	196
	EPR Properties	3,668	188
	PS Business Parks Inc.	972	182
*	Opendoor Technologies Inc.	24,792	179
	Innovative Industrial Properties Inc.	1,337	178
	PotlatchDeltic Corp.	3,367	177
	Sabra Health Care REIT Inc.	12,459	175
	Apple Hospitality REIT Inc.	10,358	173
*	Howard Hughes Corp.	2,048	172
	Broadstone Net Lease Inc.	7,990	169
	Vornado Realty Trust	4,732	165
	LXP Industrial Trust	13,766	159
	Corporate Office Properties Trust	5,699	158
*	Equity Commonwealth	5,725	156
	JBG SMITH Properties	6,034	156
	Hudson Pacific Properties Inc.	7,579	151
*	Digitalbridge Group Inc.	25,060	151
	Outfront Media Inc.	7,075	146
*	Zillow Group Inc. Class A	3,603	144
	Pebblebrook Hotel Trust	6,304	142
	SITE Centers Corp.	9,007	142
	Essential Properties Realty Trust Inc.	6,135	140
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,663	139
	Kennedy-Wilson Holdings Inc.	6,162	130
	National Health Investors Inc.	2,168	128
*	Sunstone Hotel Investors Inc.	10,704	128
	Macerich Co.	10,825	127
*	Cushman & Wakefield plc	6,770	126
	RLJ Lodging Trust	8,521	114
	Uniti Group Inc.	9,954	113
	Washington REIT	4,586	111
	Four Corners Property Trust Inc.	3,961	109
*	DiamondRock Hospitality Co.	10,496	108
	Urban Edge Properties	5,704	108
	Retail Opportunity Investments Corp.	5,800	105
*	Xenia Hotels & Resorts Inc.	5,503	101
	Piedmont Office Realty Trust Inc. Class A	6,574	97
	Newmark Group Inc. Class A	8,679	96
	Tanger Factory Outlet Centers Inc.	5,464	96
	Brandywine Realty Trust	8,394	94
	CareTrust REIT Inc.	4,928	91
	American Assets Trust Inc.	2,574	88
	Paramount Group Inc.	9,635	87
	St. Joe Co.	1,678	85

		Shares	Market Value ($000)
	Acadia Realty Trust	4,275	84
	Easterly Government Properties Inc. Class A	4,274	84
*	Alexander & Baldwin Inc.	3,889	79
	NexPoint Residential Trust Inc.	1,076	79
	LTC Properties Inc.	1,946	75
	Global Net Lease Inc.	5,125	74
*	Realogy Holdings Corp.	5,780	72
*	Veris Residential Inc.	4,423	71
	Preferred Apartment Communities Inc. Class A	2,630	66
*	Redfin Corp.	6,754	66
	Service Properties Trust	8,905	56
	Empire State Realty Trust Inc. Class A	6,723	54
*	Radius Global Infrastructure Inc. Class A (XNMS)	3,567	53
	Getty Realty Corp.	1,852	52
	Centerspace	629	52
	Necessity Retail REIT Inc.	6,230	50
	Marcus & Millichap Inc.	1,179	49
	Industrial Logistics Properties Trust	3,154	48
	Office Properties Income Trust	2,259	48
	Safehold Inc.	1,056	47
*	Apartment Investment and Management Co. Class A	7,022	44
	eXp World Holdings Inc.	3,093	43
	RPT Realty	3,511	43
	UMH Properties Inc.	2,189	43
	Gladstone Land Corp.	1,557	42
*	GEO Group Inc.	5,717	41
	NETSTREIT Corp.	1,927	41
	Armada Hoffler Properties Inc.	2,902	40
	Community Healthcare Trust Inc.	1,074	40
	Gladstone Commercial Corp.	1,820	37
	Global Medical REIT Inc.	2,863	37
*	Summit Hotel Properties Inc.	4,200	37
*	Orion Office REIT Inc.	2,773	37
	Universal Health Realty Income Trust	636	34
	Ares Commercial Real Estate Corp.	2,179	32
*	Chatham Lodging Trust	2,439	31
	City Office REIT Inc.	2,210	31
	CatchMark Timber Trust Inc. Class A	2,366	28
	Urstadt Biddle Properties Inc. Class A	1,569	28
	Plymouth Industrial REIT Inc.	1,327	27
	Franklin Street Properties Corp.	5,505	25
	Diversified Healthcare Trust	11,059	25
	Alexander's Inc.	99	24
	Whitestone REIT	1,970	24
	Saul Centers Inc.	466	23
	RE/MAX Holdings Inc. Class A	921	22
	One Liberty Properties Inc.	778	21
*	Braemar Hotels & Resorts Inc.	3,409	20
	Farmland Partners Inc.	1,299	20
	RMR Group Inc. Class A	671	20
	Douglas Elliman Inc.	3,556	20
*	FRP Holdings Inc.	316	19
	Indus Realty Trust Inc.	312	19
	CTO Realty Growth Inc.	267	18
*	Hersha Hospitality Trust Class A	1,557	17
*	Tejon Ranch Co.	897	15
*	Forestar Group Inc.	857	14
*	Seritage Growth Properties Class A	1,776	14

		Shares	Market Value ($000)
	BRT Apartments Corp.	474	11
	Postal Realty Trust Inc. Class A	609	10
	Clipper Realty Inc.	607	5
*	Ashford Hospitality Trust Inc.	885	5
*	Fathom Holdings Inc.	276	3
*	Rafael Holdings Inc. Class B	518	1
			75,259
Technology (26.0%)
	Apple Inc.	775,915	115,487
	Microsoft Corp.	378,926	103,019
*	Alphabet Inc. Class A	15,149	34,468
*	Alphabet Inc. Class C	13,893	31,687
*	Meta Platforms Inc. Class A	116,145	22,490
	NVIDIA Corp.	120,367	22,475
	Broadcom Inc.	20,258	11,752
*	Adobe Inc.	23,755	9,893
	Intel Corp.	203,374	9,034
*	Advanced Micro Devices Inc.	82,300	8,383
	Texas Instruments Inc.	46,350	8,193
	QUALCOMM Inc.	56,694	8,120
*	Salesforce Inc.	47,190	7,562
	International Business Machines Corp.	45,010	6,249
	Oracle Corp.	81,126	5,835
	Intuit Inc.	13,403	5,555
	Applied Materials Inc.	44,654	5,237
*	ServiceNow Inc.	10,096	4,720
	Analog Devices Inc.	26,219	4,415
	Micron Technology Inc.	56,436	4,167
	Lam Research Corp.	7,096	3,690
	KLA Corp.	7,602	2,774
	NXP Semiconductors NV	13,284	2,521
	Marvell Technology Inc.	42,351	2,505
*	Palo Alto Networks Inc.	4,865	2,446
*	Synopsys Inc.	7,646	2,441
	Roper Technologies Inc.	5,262	2,328
*	Autodesk Inc.	11,124	2,311
*	Cadence Design Systems Inc.	13,805	2,122
	HP Inc.	54,371	2,112
	Amphenol Corp. Class A	29,158	2,066
	Cognizant Technology Solutions Corp. Class A	26,480	1,978
*	Fortinet Inc.	6,721	1,977
	Microchip Technology Inc.	27,162	1,973
*	Crowdstrike Holdings Inc. Class A	10,057	1,609
*	Twitter Inc.	39,301	1,556
*	Workday Inc. Class A	9,767	1,527
	VMware Inc. Class A	11,181	1,432
	Corning Inc.	38,395	1,375
*	Snowflake Inc. Class A	10,263	1,310
*	ON Semiconductor Corp.	21,261	1,290
*	Atlassian Corp. plc Class A	7,105	1,260
*	Datadog Inc. Class A	12,903	1,231
	CDW Corp.	6,759	1,148
*	ANSYS Inc.	4,376	1,139
*	Match Group Inc.	14,335	1,129
*	Gartner Inc.	4,007	1,051
	Monolithic Power Systems Inc.	2,278	1,026
	Hewlett Packard Enterprise Co.	64,994	1,014
*	Zoom Video Communications Inc. Class A	9,351	1,005

		Shares	Market Value ($000)
*	Western Digital Corp.	15,777	958
*	EPAM Systems Inc.	2,736	926
	Skyworks Solutions Inc.	8,371	911
	Teradyne Inc.	8,174	893
*	VeriSign Inc.	4,901	855
*	Akamai Technologies Inc.	8,278	836
*	Splunk Inc.	7,980	818
	NetApp Inc.	11,162	803
*	HubSpot Inc.	2,299	776
*	MongoDB Inc. Class A	3,212	762
	Entegris Inc.	6,731	747
*	Cloudflare Inc. Class A	13,343	747
	Leidos Holdings Inc.	7,092	741
*	Twilio Inc. Class A	6,932	729
	SS&C Technologies Holdings Inc.	11,300	723
*	Tyler Technologies Inc.	2,029	722
*	Paycom Software Inc.	2,465	701
	NortonLifeLock Inc.	28,233	687
*	Dell Technologies Inc. Class C	13,666	682
*	Palantir Technologies Inc. Class A	76,688	666
	Citrix Systems Inc.	6,358	640
*	GoDaddy Inc. Class A	8,509	639
*	DocuSign Inc. Class A	7,581	636
*	PTC Inc.	5,323	620
*	Qorvo Inc.	5,543	619
*	Zscaler Inc.	4,030	617
*	DoorDash Inc. Class A	7,529	579
*	Zendesk Inc.	6,153	563
*	Okta Inc.	6,535	543
	Amdocs Ltd.	6,113	531
*	Black Knight Inc.	7,660	520
*	F5 Inc.	3,102	506
*	Anaplan Inc.	7,178	471
*	DXC Technology Co.	12,453	439
*	Wolfspeed Inc.	5,747	432
	Jabil Inc.	6,963	428
*	Pinterest Inc. Class A	21,746	427
*	Arrow Electronics Inc.	3,343	403
*	Dynatrace Inc.	10,502	396
*	Globant SA	2,084	395
*	Ceridian HCM Holding Inc.	6,993	394
*	Manhattan Associates Inc.	3,195	386
*	Avalara Inc.	4,507	382
*	Clarivate plc	24,154	357
	KBR Inc.	7,052	351
*	Lattice Semiconductor Corp.	6,733	350
*	Five9 Inc.	3,535	342
*	Guidewire Software Inc.	4,252	340
*	IAC/InterActiveCorp.	3,957	338
*	II-VI Inc.	5,392	337
	Concentrix Corp.	2,157	334
*	Dropbox Inc. Class A	15,876	331
*	CACI International Inc. Class A	1,172	329
	CDK Global Inc.	6,005	327
*	Pure Storage Inc. Class A	13,787	327
*	Unity Software Inc.	7,853	314
*	Change Healthcare Inc.	12,530	302
*	Sailpoint Technologies Holdings Inc.	4,621	293

		Shares	Market Value ($000)
*	Synaptics Inc.	1,972	292
	Azenta Inc.	3,754	288
*	Silicon Laboratories Inc.	1,840	274
	Universal Display Corp.	2,142	271
*	Aspen Technology Inc.	1,401	271
*	Mandiant Inc.	11,774	260
	Power Integrations Inc.	2,993	253
	Science Applications International Corp.	2,911	252
*	Elastic NV	4,071	251
	Dolby Laboratories Inc. Class A	3,213	249
	Bentley Systems Inc. Class B	7,211	248
	Avnet Inc.	5,069	246
	CMC Materials Inc.	1,391	246
*	Rogers Corp.	900	239
*	Tenable Holdings Inc.	4,703	237
	National Instruments Corp.	6,620	234
*	Cirrus Logic Inc.	2,817	230
*	Qualys Inc.	1,731	226
*	Smartsheet Inc. Class A	6,342	226
*	NCR Corp.	6,474	225
	TD SYNNEX Corp.	2,118	220
*	Novanta Inc.	1,744	214
*	Semtech Corp.	3,305	212
*	Teradata Corp.	5,474	210
*	IPG Photonics Corp.	1,951	206
*	Rapid7 Inc.	2,830	201
*	Blackline Inc.	2,735	200
	Switch Inc. Class A	5,857	198
*	Wix.com Ltd.	3,033	191
*	SPS Commerce Inc.	1,778	190
*	Onto Innovation Inc.	2,364	190
*	Varonis Systems Inc. Class B	5,490	182
	Vertiv Holdings Co. Class A	16,287	179
*	Envestnet Inc.	2,658	177
*	Diodes Inc.	2,283	176
*	Box Inc. Class A	6,692	175
*	Nutanix Inc. Class A	10,705	173
*	Sitime Corp.	803	171
*	Insight Enterprises Inc.	1,714	169
	Kulicke & Soffa Industries Inc.	3,114	169
*	Alteryx Inc. Class A	3,026	168
*	Perficient Inc.	1,677	164
*	Ziff Davis Inc.	2,131	163
*	Verint Systems Inc.	3,196	163
*	GLOBALFOUNDRIES Inc.	2,660	159
*	FormFactor Inc.	3,852	158
	Advanced Energy Industries Inc.	1,918	156
*	Fabrinet	1,801	156
*	Workiva Inc. Class A	2,110	154
*	Q2 Holdings Inc.	2,856	151
*	Blackbaud Inc.	2,353	150
*	Ambarella Inc.	1,757	150
*	Alarm.com Holdings Inc.	2,333	148
*	Procore Technologies Inc.	3,246	148
	Vishay Intertechnology Inc.	6,928	142
*	Sanmina Corp.	3,223	141
*	Dun & Bradstreet Holdings Inc.	8,143	141
*	Kyndryl Holdings Inc.	11,438	141

		Shares	Market Value ($000)
*	MaxLinear Inc.	3,459	137
*	Rambus Inc.	5,401	136
*,1	MicroStrategy Inc. Class A	511	135
*	CommVault Systems Inc.	2,191	134
*	Altair Engineering Inc. Class A	2,416	133
*	MACOM Technology Solutions Holdings Inc. Class H	2,412	131
*	Digital Turbine Inc.	5,072	129
*	New Relic Inc.	2,750	129
*	NetScout Systems Inc.	3,723	128
*	RingCentral Inc. Class A	2,018	127
*	DigitalOcean Holdings Inc.	2,577	126
*	Cargurus Inc.	4,800	122
	Xerox Holdings Corp.	6,361	120
*	Plexus Corp.	1,394	118
*	Super Micro Computer Inc.	2,331	117
*	Sprout Social Inc. Class A	2,263	115
*	Coupa Software Inc.	1,659	114
	Pegasystems Inc.	2,281	113
*	Upwork Inc.	6,026	110
*	Yelp Inc. Class A	3,755	110
*	Covetrus Inc.	5,202	108
	Amkor Technology Inc.	5,240	107
*	Axcelis Technologies Inc.	1,725	107
	CSG Systems International Inc.	1,726	107
	Progress Software Corp.	2,185	106
*	PagerDuty Inc.	4,251	105
*	Allscripts Healthcare Solutions Inc.	6,112	104
*	Appfolio Inc. Class A	976	98
*	Everbridge Inc.	2,377	98
*	TechTarget Inc.	1,345	96
*	Appian Corp. Class A	1,997	95
*	nCino Inc.	2,899	95
	Methode Electronics Inc.	2,021	91
	Xperi Holding Corp.	5,551	91
*	Asana Inc. Class A	4,123	90
*	Fastly Inc. Class A	6,769	88
*	LiveRamp Holdings Inc.	3,456	88
*	Magnite Inc.	7,714	85
*	Momentive Global Inc.	6,698	82
*	Duck Creek Technologies Inc.	4,307	80
*	C3.ai Inc. Class A	4,105	78
*	E2open Parent Holdings Inc.	9,616	78
	Shutterstock Inc.	1,222	74
*	Ultra Clean Holdings Inc.	2,216	74
*	TTM Technologies Inc.	5,043	72
*	Cohu Inc.	2,327	71
*	Jamf Holding Corp.	2,749	71
*	Cerence Inc.	2,197	70
*	Schrodinger Inc.	2,692	70
*	DoubleVerify Holdings Inc.	3,098	69
*	ePlus Inc.	1,170	66
*	LivePerson Inc.	3,914	66
*	3D Systems Corp.	6,141	66
	CTS Corp.	1,600	65
*	Vimeo Inc.	7,409	64
*	SMART Global Holdings Inc.	2,550	63
*	JFrog Ltd.	3,404	63
*	Photronics Inc.	2,789	61

		Shares	Market Value ($000)
*	Paycor HCM Inc.	2,491	61
*	Ping Identity Holding Corp.	3,081	58
*	BigCommerce Holdings Inc. Series 1	3,065	57
*	Zuora Inc. Class A	5,436	55
*	Allegro MicroSystems Inc.	2,072	53
*	PROS Holdings Inc.	1,902	52
*	Veeco Instruments Inc.	2,417	52
*	Avid Technology Inc.	1,752	51
*	Parsons Corp.	1,265	49
*	ScanSource Inc.	1,262	49
*	PAR Technology Corp.	1,266	48
*	Model N Inc.	1,882	47
*	Domo Inc. Class B	1,422	45
*	Alpha & Omega Semiconductor Ltd.	1,024	45
*	Agilysys Inc.	1,076	44
	A10 Networks Inc.	2,800	43
*	Eventbrite Inc. Class A	3,643	43
	Benchmark Electronics Inc.	1,653	42
*,1	Skillz Inc. Class A	21,864	42
*	Xometry Inc. Class A	1,246	42
*	NeoPhotonics Corp.	2,639	41
*	Ichor Holdings Ltd.	1,344	41
*	Grid Dynamics Holdings Inc.	2,294	41
*	Datto Holding Corp.	1,166	41
*	CEVA Inc.	1,095	40
*	Impinj Inc.	839	39
*	Unisys Corp.	3,177	38
	Sapiens International Corp. NV	1,505	38
*	Informatica Inc. Class A	1,867	38
*	Consensus Cloud Solutions Inc.	799	38
*	Thoughtworks Holding Inc.	2,146	37
*	Bandwidth Inc. Class A	1,721	36
	Ebix Inc.	1,230	36
*	PDF Solutions Inc.	1,513	36
*	Sumo Logic Inc.	4,423	36
	Simulations Plus Inc.	743	35
*,1	MicroVision Inc.	8,698	31
*	Telos Corp.	3,233	31
	Hackett Group Inc.	1,366	28
*	Yext Inc.	5,395	27
	American Software Inc. Class A	1,513	26
*	nLight Inc.	2,066	25
*	Rackspace Technology Inc.	2,609	24
*	Limelight Networks Inc.	6,429	23
*	OneSpan Inc.	1,716	23
*	Tucows Inc. Class A	465	23
	PC Connection Inc.	496	22
*	N-Able Inc.	2,216	22
*	MeridianLink Inc.	1,169	21
*	Kimball Electronics Inc.	1,047	20
*,1	Cleanspark Inc.	3,469	20
*	Alkami Technology Inc.	1,440	20
	SolarWinds Corp.	1,708	20
*	ChannelAdvisor Corp.	1,420	19
*	Mitek Systems Inc.	2,060	19
*	Upland Software Inc.	1,389	18
*	Groupon Inc. Class A	1,073	17
*	Aeva Technologies Inc.	5,329	17

		Shares	Market Value ($000)
*	EngageSmart Inc.	798	17
*	TrueCar Inc.	4,681	16
*	Porch Group Inc.	3,964	16
*	Couchbase Inc.	1,160	16
*	Avaya Holdings Corp.	4,038	15
*	ON24 Inc.	1,262	15
*	EverCommerce Inc.	1,578	15
*	Credo Technology Group Holding Ltd.	1,463	15
*	Brightcove Inc.	1,881	13
*	Rimini Street Inc.	2,135	13
*	Identiv Inc.	1,000	13
*	Atomera Inc.	1,040	13
*	Benefitfocus Inc.	1,296	12
*	Enfusion Inc. Class A	1,083	12
*	AXT Inc.	1,889	11
*	Digimarc Corp.	632	11
*	Veritone Inc.	1,379	11
*	GTY Technologies Holdings Inc.	1,840	11
*	Ouster Inc.	4,905	11
*	Diebold Nixdorf Inc.	3,360	10
*	CoreCard Corp.	436	10
	NVE Corp.	208	10
*	Mediaalpha Inc. Class A	1,006	10
*	eGain Corp.	949	9
*	Vroom Inc.	5,958	9
*	Intapp Inc.	471	9
*	EverQuote Inc. Class A	921	8
*	comScore Inc.	3,726	7
*	GAN Ltd.	1,950	7
*	Daktronics Inc.	1,663	6
*	EMCORE Corp.	1,768	6
*	Smith Micro Software Inc.	1,924	5
*	SecureWorks Corp. Class A	401	5
*	Quantum Corp.	2,711	5
*	Kopin Corp.	3,764	4
*	VirnetX Holding Corp.	2,928	4
*	Viant Technology Inc. Class A	543	3
*	SkyWater Technology Inc.	397	3
*	1stdibs.com Inc.	438	3
*	Arteris Inc.	254	2
*	Weave Communications Inc.	398	2
*	Stronghold Digital Mining Inc. Class A	357	1
			534,007
Telecommunications (2.7%)
	Verizon Communications Inc.	212,349	10,891
	Comcast Corp. Class A	227,127	10,057
	Cisco Systems Inc.	213,136	9,602
	AT&T Inc.	362,090	7,709
*	T-Mobile US Inc.	29,925	3,989
*	Charter Communications Inc. Class A	6,111	3,098
	Motorola Solutions Inc.	8,291	1,822
*	Arista Networks Inc.	12,002	1,228
*	Liberty Broadband Corp. Class C	6,978	873
*	Roku Inc.	5,358	508
	Juniper Networks Inc.	16,157	496
	Lumen Technologies Inc.	38,130	467
*	Ciena Corp.	7,626	388
*	Lumentum Holdings Inc.	3,628	312

		Shares	Market Value ($000)
*	DISH Network Corp. Class A	13,066	298
*	Vonage Holdings Corp.	12,708	246
*	Iridium Communications Inc.	5,962	221
	Cable One Inc.	148	193
*	Liberty Broadband Corp. Class A	1,374	168
*	Viavi Solutions Inc.	11,009	159
*	ViaSat Inc.	3,580	141
*	Altice USA Inc. Class A	12,311	140
	Cogent Communications Holdings Inc.	2,114	128
*	Calix Inc.	2,846	105
	InterDigital Inc.	1,570	102
	Telephone and Data Systems Inc.	5,402	96
	Ubiquiti Inc.	345	90
*	Liberty Latin America Ltd. Class C	8,382	80
*	Plantronics Inc.	1,983	78
*	CommScope Holding Co. Inc.	9,991	75
*	Gogo Inc.	2,946	60
*	Extreme Networks Inc.	5,716	57
*	Infinera Corp.	9,347	54
*	WideOpenWest Inc.	2,467	54
	Shenandoah Telecommunications Co.	2,217	51
	ADTRAN Inc.	2,466	46
*	EchoStar Corp. Class A	1,792	43
*	8x8 Inc.	5,868	43
*	Harmonic Inc.	4,324	42
*	Globalstar Inc.	29,471	41
*	Clearfield Inc.	575	36
*	Digi International Inc.	1,636	36
*,1	fuboTV Inc.	9,820	32
*	NETGEAR Inc.	1,439	27
*	Consolidated Communications Holdings Inc.	3,889	26
*	Anterix Inc.	540	23
	ATN International Inc.	499	22
*	IDT Corp. Class B	762	21
*	United States Cellular Corp.	689	21
*	Liberty Latin America Ltd. Class A	2,078	20
	Comtech Telecommunications Corp.	1,274	16
*	Ooma Inc.	1,091	15
*	DZS Inc.	846	15
*	Aviat Networks Inc.	468	14
*	CalAmp Corp.	1,854	13
*	Ribbon Communications Inc.	3,408	10
*	Telesat Corp.	594	10
*	Akoustis Technologies Inc.	2,107	8
*	Inseego Corp.	4,042	8
*	Casa Systems Inc.	1,540	7
*	Cambium Networks Corp.	467	7
*	KVH Industries Inc.	798	6
*	Hemisphere Media Group Inc. Class A	805	5
*	Kaltura Inc.	849	2
*	IHS Holding Ltd.	106	1
			54,652
Utilities (3.2%)
	NextEra Energy Inc.	98,964	7,491
	Duke Energy Corp.	38,611	4,344
	Southern Co.	53,395	4,040
	Dominion Energy Inc.	40,414	3,404
	Waste Management Inc.	21,185	3,358

		Shares	Market Value ($000)
	Sempra Energy (XNYS)	15,973	2,617
	American Electric Power Co. Inc.	25,062	2,557
	Exelon Corp.	48,742	2,396
	Xcel Energy Inc.	26,944	2,030
	Consolidated Edison Inc.	17,699	1,757
	Public Service Enterprise Group Inc.	25,168	1,725
	WEC Energy Group Inc.	15,739	1,654
	Eversource Energy	17,076	1,576
	Republic Services Inc. Class A	10,514	1,407
	American Water Works Co. Inc.	9,128	1,381
	Edison International	18,579	1,299
	DTE Energy Co.	9,622	1,277
	Ameren Corp.	12,766	1,215
	Entergy Corp.	10,046	1,209
	FirstEnergy Corp.	27,039	1,162
	PPL Corp.	38,245	1,154
*	PG&E Corp.	87,738	1,070
	CMS Energy Corp.	14,416	1,024
	Constellation Energy Corp.	16,353	1,015
	CenterPoint Energy Inc.	29,722	953
	Alliant Energy Corp.	13,083	835
	Evergy Inc.	11,600	811
	Atmos Energy Corp.	6,774	788
	AES Corp.	33,435	737
	NiSource Inc.	20,409	642
	Vistra Corp.	23,770	627
	NRG Energy Inc.	12,678	584
	Essential Utilities Inc.	11,975	554
	UGI Corp.	11,097	474
	Pinnacle West Capital Corp.	5,952	462
	OGE Energy Corp.	9,962	411
	National Fuel Gas Co.	4,406	324
*	Southwest Gas Holdings Inc.	3,304	308
*	Sunrun Inc.	10,749	281
	IDACORP Inc.	2,542	277
	Black Hills Corp.	3,255	249
	ONE Gas Inc.	2,766	241
*	Clean Harbors Inc.	2,561	239
	Hawaiian Electric Industries Inc.	5,503	237
	Brookfield Renewable Corp. Class A	6,524	236
	Portland General Electric Co.	4,656	229
	Brookfield Infrastructure Corp. Class A (XTSE)	3,250	229
	New Jersey Resources Corp.	4,739	218
*	Evoqua Water Technologies Corp.	5,695	203
	PNM Resources Inc.	4,170	198
	Ormat Technologies Inc. (XNYS)	2,345	197
	Spire Inc.	2,474	194
	South Jersey Industries Inc.	4,986	174
*	Casella Waste Systems Inc. Class A	2,416	173
	NorthWestern Corp.	2,759	169
	ALLETE Inc.	2,607	162
	American States Water Co.	1,981	157
	Avista Corp.	3,491	152
	MGE Energy Inc.	1,835	146
	Avangrid Inc.	3,026	144
	California Water Service Group	2,688	144
	Clearway Energy Inc. Class C	3,620	127
	Chesapeake Utilities Corp.	915	122

		Shares	Market Value ($000)
*	Sunnova Energy International Inc.	5,136	103
	SJW Group	1,529	95
*	Stericycle Inc.	1,584	80
	Middlesex Water Co.	928	79
	Clearway Energy Inc. Class A	2,401	78
	Northwest Natural Holding Co.	1,302	71
	Unitil Corp.	718	41
*	Harsco Corp.	3,802	31
	York Water Co.	598	24
	Artesian Resources Corp. Class A	403	20
*	Heritage-Crystal Clean Inc.	692	19
	Aris Water Solution Inc. Class A	924	19
*	Pure Cycle Corp.	931	10
	Global Water Resources Inc.	630	9
*	Excelerate Energy Inc. Class A	221	6
	Via Renewables Inc. Class A	617	5
			66,260
Total Common Stocks (Cost $1,630,470)			2,049,259
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[4,5]	Vanguard Market Liquidity Fund, 0.854% (Cost $2,526)	25,264	2,526
Total Investments (100.0%) (Cost $1,632,996)			2,051,785
Other Assets and Liabilities—Net (0.0%)			515
Net Assets (100%)			2,052,300
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,623,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,773,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2022	4	372	19
E-mini S&P 500 Index	June 2022	13	2,685	122
				141
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,049,243	12	4	2,049,259
Temporary Cash Investments	2,526	—	—	2,526
Total	2,051,769	12	4	2,051,785
Derivative Financial Instruments
Assets
Futures Contracts[1]	141	—	—	141
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.